The Best of America® IV Annuity

Nationwide Life Insurance Company
Individual Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company through its Nationwide Variable Account-II
The date of this prospectus is May 1, 2008.

This prospectus contains basic information you should understand about the contracts before investing.  Please read this prospectus carefully and keep it for future reference.

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.

The Statement of Additional Information (dated May 1, 2008), which contains additional information about the contracts and the variable account, including the Condensed Financial Information for the various variable account charges applicable to the contracts, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference.  (The Condensed Financial Information for the minimum and maximum variable account charges is available in Appendix B of this prospectus.)  The table of contents for the Statement of Additional Information is on page 30.  For general information or to obtain free copies of the Statement of Additional Information, call 1-800-848-6331 (TDD 1-800-238-3035) or write:

Nationwide Life Insurance Company
5100 Rings Road, RR1-04-F4
Dublin, Ohio 43017-1522

Information about this and other Nationwide products can be found at: www.nationwide.com.

Information about us and the product (including the Statement of Additional Information) may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549-0102.  Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.  The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information.

Before investing, understand that annuities and/or life insurance products are not insured by the FDIC or any other Federal government agency, and are not deposits or obligations of, guaranteed by, or insured by the depository institution where offered or any of its affiliates.  Annuities that involve investment risk may lose value.  These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus.  Any representation to the contrary is a criminal offense.

The following is a list of the underlying mutual funds available under the contract.
AIM Variable Insurance Funds
•	AIM V.I. Capital Development Fund: Series II Shares
AllianceBernstein Variable Products Series Fund, Inc.
•	AllianceBernstein Small/Mid Cap Value Portfolio:
    Class B
American Century Variable Portfolios, Inc.
•	American Century VP Mid Cap Value Fund: Class I
•	American Century VP Value Fund: Class I*
American Century Variable Portfolios II, Inc.
•	American Century VP Inflation Protection Fund: Class II
Dreyfus
•	Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio: Service Shares
•	Dreyfus Stock Index Fund, Inc.: Initial Shares
•	Dreyfus Variable Investment Fund – Appreciation Portfolio: Initial Shares

Fidelity Variable Insurance Products Fund
•	VIP Energy Portfolio: Service Class 2†
•	VIP Equity-Income Portfolio: Initial Class*
•	VIP Freedom 2010 Portfolio: Service Class
•	VIP Freedom 2020 Portfolio: Service Class
•	VIP Freedom 2030 Portfolio: Service Class
•	VIP Growth Portfolio: Initial Class
•	VIP High Income Portfolio: Initial Class R†*
•	VIP Investment Grade Bond Portfolio: Service Class*
•	VIP Mid Cap Portfolio: Service Class
•	VIP Overseas Portfolio: Initial Class R†
Franklin Templeton Variable Insurance Products Trust
•	Franklin Income Securities Fund: Class 2
•	Franklin Small Cap Value Securities Fund: Class 2
•	Franklin Templeton VIP Founding Funds Allocation Fund: Class 2

•	Templeton Foreign Securities Fund: Class 3†
•	Templeton Global Income Securities Fund: Class 3†
Janus Aspen Series
•	Forty Portfolio: Service Shares
•	International Growth Portfolio: Service II Shares†
Lehman Brothers Advisers Management Trust
•	AMT Short Duration Bond Portfolio: I Class*
MFS® Variable Insurance Trust
•	MFS Value Series: Service Class
Nationwide Variable Insurance Trust ("NVIT")
•	American Funds NVIT Asset Allocation Fund: Class II
•	American Funds NVIT Bond Fund: Class II
•	American Funds NVIT Global Growth Fund: Class II
•	American Funds NVIT Growth Fund: Class II
•	American Funds NVIT Growth-Income Fund: Class II
•	Federated NVIT High Income Bond Fund: Class III*†
•	Gartmore NVIT Emerging Markets Fund: Class III†
•	Gartmore NVIT International Equity Fund: Class III† (Fomerly, Gartmore NVIT International Growth Fund: Class III†)
•	Gartmore NVIT Worldwide Leaders Fund: Class III†
    •  JP Morgan NVIT Balanced Fund: Class I
    •  Lehman Brothers NVIT Core Plus Bond Fund: Class II
•	Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I
•	Neuberger Berman NVIT Socially Responsible Fund: Class I
•	NVIT Cardinal Aggressive Fund: Class II
•	NVIT Cardinal Balanced Fund: Class II
•	NVIT Cardinal Capital Appreciation Fund: Class II
•	NVIT Cardinal Conservative Fund: Class II
•	NVIT Cardinal Moderate Fund: Class II
•	NVIT Cardinal Moderately Aggressive Fund: Class II
•	NVIT Cardinal Moderately Conservative Fund: Class II
•	NVIT Core Bond Fund: Class I
•	NVIT Government Bond Fund: Class I (Formerly, Nationwide NVIT Government Bond Fund: Class I)
•	NVIT Growth Fund: Class I (Formerly, Nationwide NVIT Growth Fund: Class I)
•	NVIT Health Sciences Fund: Class III† (Formerly, Nationwide NVIT Global Health Sciences Fund: Class III†)
•	NVIT International Index Fund: Class VIII†
•	NVIT Investor Destinations Funds: Class II (Formerly, Nationwide NVIT Investor Destinations Funds: Class II)
➢	NVIT Investor Destinations Conservative Fund: Class II (Formerly, Nationwide NVIT Investor Destinations Conservative Fund: Class II)
➢	NVIT Investor Destinations Moderately Conservative Fund: Class II (Formerly, Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II)
➢	NVIT Investor Destinations Moderate Fund: Class II (Formerly, Nationwide NVIT Investor Destinations Moderate Fund: Class II)
➢	NVIT Investor Destinations Moderately Aggressive Fund: Class II (Formerly, Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II)
➢	NVIT Investor Destinations Aggressive Fund: Class II (Formerly, Nationwide NVIT Investor Destinations Aggressive Fund: Class II)
•	NVIT Mid Cap Growth Fund: Class I (Formerly, Nationwide NVIT Mid Cap Growth Fund: Class I)
•	NVIT Mid Cap Index Fund: Class I
•	NVIT Money Market Fund: Class I (Formerly, Nationwide NVIT Money Market Fund: Class I)
•	NVIT Multi-Manager International Growth Fund: Class III
•	NVIT Multi-Manager International Value Fund: Class III† (Formerly, NVIT International Value Fund: Class III†)
•	NVIT Multi-Manager Large Cap Growth Fund: Class I
•	NVIT Multi-Manager Large Cap Value Fund: Class II
•	NVIT Multi-Manager Mid Cap Growth Fund: Class I
•	NVIT Multi-Manager Mid Cap Value Fund: Class II
•	NVIT Multi-Manager Small Cap Growth Fund: Class I (Formerly, Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class I)
•	NVIT Multi-Manager Small Cap Value Fund: Class I (Formerly, Nationwide Multi-Manager NVIT Small Cap Value Fund: Class I)
•	NVIT Multi-Manager Small Company Fund: Class I (Formerly, Nationwide Multi-Manager NVIT Small Company Fund: Class I)
•	NVIT Nationwide Fund: Class I
•	NVIT Nationwide Leaders Fund: Class III†
•	NVIT Short Term Bond Fund: Class II
•	NVIT Technology and Communications Fund: Class III† (Formerly, Nationwide NVIT Global Technology and Communications Fund: Class III†)
•	NVIT U.S. Growth Leaders Fund: Class III †(Formerly, Nationwide NVIT U.S. Growth Leaders Fund: Class III†)
•	Van Kampen NVIT Comstock Value Fund: Class II*
•	Van Kampen NVIT Multi Sector Bond Fund: Class I*
•	Van Kampen NVIT Real Estate Fund: Class I
Oppenheimer Variable Account Funds
•	Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares
•	Oppenheimer Global Securities Fund/VA: Class 3†
•	Oppenheimer High Income Fund/VA: Class 3†
•	Oppenheimer Main Street Fund®/VA: Non-Service Shares
•	Oppenheimer Main Street Small Cap Fund®/VA: Non- Service Shares
•	Oppenheimer MidCap Fund/VA: Non-Service Shares
T. Rowe Price Equity Series, Inc.
•	T. Rowe Price Blue Chip Growth Portfolio: Class II
•	T. Rowe Price Equity Income Portfolio: Class II
Van Kampen
The Universal Institutional Funds, Inc.
•	Core Plus Fixed Income Portfolio: Class I

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2008:

AIM Variable Insurance Funds
•	AIM V.I. Basic Value Fund: Series II Shares
•	AIM V.I. Capital Appreciation Fund: Series II Shares

American Century Variable Portfolios, Inc.
•	American Century VP International Fund: Class III†
•	American Century VP Vista Fund: Class I
Federated Insurance Series
•	Federated Market Opportunity Fund II: Service Shares
•	Federated Quality Bond Fund II: Primary Shares
Fidelity Variable Insurance Products Fund
•	VIP Contrafund® Portfolio: Initial Class
Franklin Templeton Variable Insurance Products Trust
•	Templeton Developing Markets Securities Fund: Class 3†
Janus Aspen Series
•	INTECH Risk-Managed Core Portfolio: Service Shares
Neuberger Berman Advisers Management Trust
•	AMT Fasciano Portfolio: S Class
•	AMT Guardian Portfolio: I Class
•	AMT International Portfolio: S Class†
•	AMT Partners Portfolio: I Class
•	AMT Regency Portfolio: S Class
•	AMT Socially Responsive Portfolio: I Class
T. Rowe Price Equity Series, Inc.
•	T. Rowe Price Limited Term Bond Portfolio: Class II
Van Kampen
The Universal Institutional Funds, Inc.
•	U.S. Real Estate Portfolio: Class I

The following underlying mutual funds is only available in contracts for which good order applications were received before May 1, 2007:
•	American Century VP Ultra Fund: Class I

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2006:

American Century Variable Portfolios, Inc.
•	American Century VP Income & Growth Fund: Class I
Fidelity Variable Insurance Products Fund
•	VIP Value Strategies Portfolio: Service Class

The following underlying mutual funds are only available to contracts for which good order applications were received before May 1, 2004:

American Century Variable Portfolios, Inc.
•	American Century VP Balanced Fund: Class I
Credit Suisse Trust
•	Small Cap Core I Portfolio
Dreyfus
•	Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
•	Dreyfus Variable Investment Fund – Growth and Income Portfolio: Initial Shares
Fidelity Variable Insurance Products Fund
•	VIP Asset Manager Portfolio: Initial Class
Janus Aspen Series
•	Global Technology Portfolio: Service II Shares†
Nationwide Variable Insurance Trust
•	Gartmore NVIT Global Utilities Fund: Class III†
•	NVIT Global Financial Services Fund: Class III† (Formerly, Nationwide NVIT Global Financial Services Fund: Class III†)
Neuberger Berman Advisers Management Trust
•	AMT Growth Portfolio: I Class
Oppenheimer Variable Account Funds
•	Oppenheimer Balanced Fund/VA: Non-Service Shares
•	Oppenheimer Core Bond Fund/VA: Non-Service Shares
Wells Fargo Advantage Variable Trust
•	Wells Fargo Advantage VT Opportunity Fund

The following underlying mutual funds are only available to contracts for which good order applications were received before May 1, 2002:

Fidelity Variable Insurance Products Fund
•	VIP Growth Opportunities Portfolio: Initial Class
Van Eck Worldwide Insurance Trust
•	Worldwide Bond Fund: Class R†
•	Worldwide Emerging Markets Fund: Class R†
•	Worldwide Hard Assets Fund: Class R†

The following underlying mutual funds are only available to contracts for which good order applications were received before September 27, 1999:

American Century Variable Portfolios, Inc.
•	American Century VP Capital Appreciation Fund: Class I
Wells Fargo Advantage Variable Trust
•	Wells Fargo Advantage VT Discovery Fund

The following underlying mutual funds are only available for contracts issued on or after May 1, 1987 and before September 1, 1989:

American Funds Insurance Series
•	Growth Fund: Class 1*
•	High-Income Bond Fund: Class 1*
•	U.S. Government/AAA – Rated Securities Fund: Class 1

Effective May 1, 2007, the following underlying mutual fund is no longer available to receive transfers or new purchase payments:

Fidelity Variable Insurance Products Fund
•	VIP High Income Portfolio: Initial Class
Oppenheimer Variable Account Funds
•	Oppenheimer High Income Fund/VA: Non-Service Shares

Effective May 1, 2006, the following underlying mutual fund is no longer available to receive transfers or new purchase payments:

J.P. Morgan Series Trust II
•	JP Morgan Mid Cap Value Portfolio

Effective May 1, 2004, the following underlying mutual funds are no longer available to receive transfers or new purchase payments:

Van Eck Worldwide Insurance Trust
•	Worldwide Bond Fund: Initial Class
•	Worldwide Emerging Markets Fund: Initial Class
•	Worldwide Hard Assets Fund: Initial Class

Van Kampen
The Universal Institutional Funds, Inc.
•	Emerging Markets Debt Portfolio: Class I

Effective May 1, 2003, the following underlying mutual fund is no longer available to receive transfers or new purchase payments:

Oppenheimer Variable Account Funds
•	Oppenheimer Global Securities Fund/VA: Non-Service Shares

Effective May 1, 2002, the following underlying mutual funds are no longer available to receive transfers or new purchase payments:

American Century Variable Portfolios, Inc.
•	American Century VP International Fund: Class I
Credit Suisse Trust
•	Global Small Cap Portfolio
Fidelity Variable Insurance Products Fund
•	VIP Overseas Portfolio: Initial Class
Janus Aspen Series
•	Global Technology Portfolio: Service Shares
•	International Growth Portfolio: Service Shares
Nationwide Variable Insurance Trust
•	Gartmore NVIT Emerging Markets Fund: Class I
•	NVIT Technology and Communications Fund: Class I (Formerly, NVIT Global Technology and Communications Fund: Class I )

Effective September 27, 1999, the following underlying mutual fund is no longer available to receive transfers or new purchase payments:

Credit Suisse Trust
•	International Focus Portfolio

†These underlying mutual funds assess a short-term trading fee.
*These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

Purchase payments not invested in the underlying mutual fund options of the Nationwide Variable Account-II may be allocated to the fixed account.

Glossary of Special Terms

Accumulation unit - An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

Annuitization date - The date on which annuity payments begin.

Annuity commencement date - The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide’s consent.

Annuity unit - An accounting unit of measure used to calculate the variable annuity payments.

Contract value - The total value of all accumulation units in a contract plus any amount held in the fixed account and any amounts transferred as a loan to the collateral fixed account.

Contract year - Each year the contract is in force beginning with the date the contract is issued.

ERISA - The Employee Retirement Income Security Act of 1974, as amended.

FDIC - Federal Deposit Insurance Corporation.

Fixed account - An investment option that is funded by the general account of Nationwide.

General account - All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

Individual Retirement Account - An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

Individual Retirement Annuity - An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.

Nationwide - Nationwide Life Insurance Company.

Net asset value - The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.

Non-Qualified Contract - A contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, or Tax Sheltered Annuity.

Qualified Plans - Retirement plans which receive favorable tax treatment under Section 401 of the Internal Revenue Code.

Roth IRA - An annuity contract which qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.

SEC - Securities and Exchange Commission.

SEP IRA - An annuity contract that qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.

Sub-accounts - Divisions of the variable account for which accumulation units and annuity units are separately maintained – each sub-account corresponds to a single underlying mutual fund.

Tax Sheltered Annuity - An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

Valuation date - Each day the New York Stock Exchange is open for business, or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that the current Net asset value of accumulation units or annuity units might be materially affected.  Values of the variable account are determined as of the close of the New York Stock Exchange which generally closes at 4:00 p.m. Eastern Time, but may close earlier on certain days and as conditions warrant.

Valuation period -  The period of time commencing at the close of a Valuation date and ending at the close of the New York Stock Exchange for the next succeeding Valuation date.

Variable account - Nationwide Variable Account-II, a separate account of Nationwide that contains variable account allocations.  The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

Table of Contents	Page
Glossary of Special Terms	5
Contract Expenses	8
Underlying Mutual Fund Annual Expenses	8
Example	9
Synopsis of the Contracts	9
Minimum Initial and Subsequent Purchase Payments
Purpose of the Contract
Charges and Expense
Annuity Payments
Taxation
Ten Day Free Look
Financial Statements	10
Condensed Financial Information	10
Nationwide Life Insurance Company	10
Nationwide Investment Services Corporation	11
Investing in the Contract	11
The Variable Account and Underlying Mutual Funds
The Fixed Account
The Contract in General	13
Distribution, Promotional and Sales Expenses
Underlying Mutual Fund Payments
Profitability
Contract Modification
Charges and Deductions	14
Contract Maintenance Charge
Mortality and Expense Risk Charge
Administration Charge
Contingent Deferred Sales Charge
Short-Term Trading Fees
Premium Taxes
Contract Ownership	17
Joint Ownership
Contingent Ownership
Annuitant
Beneficiary and Contingent Beneficiary
Operation of the Contract	18
Minimum Initial and Subsequent Purchase Payments
Pricing
Allocation of Purchase Payments
Determining the Contract Value
Transfers Prior to Annuitization
Transfers After Annuitization
Transfer Requests
Transfer Restrictions
Right to Examine and Cancel	21
Surrender (Redemption) Prior to Annuitization	21
Partial Surrenders (Partial Redemptions)
Full Surrenders (Full Redemptions)
Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Surrenders Under a Qualified Contract or Tax Sheltered Annuity
Loan Privilege	22
Minimum and Maximum Loan Amounts
Maximum Loan Processing Fee
How Loan Requests are Processed
Loan Interest
Loan Repayment
Distributions and Annuity Payments
Transferring the Contract
Grace Period and Loan Default
Assignment	23

Table of Contents (continued)	Page
Contract Owner Services	24
Asset Rebalancing
Dollar Cost Averaging
Systematic Withdrawals
Nationwide Allocation Architect
Annuity Commencement Date	26
Annuitizing the Contract	26
Annuitization Date
Annuitization
Fixed Payment Annuity
Variable Payment Annuity
Value of an Annuity Unit
Assumed Investment Rate
Exchanges Among Underlying Mutual Funds
Frequency and Amount of Annuity Payments
Annuity Payment Options
Death Benefits	28
Death of Contract Owner – Non-Qualified Contracts
Death of Annuitant – Non-Qualified Contracts
Death of Contract Owner/Annuitant
Death Benefit Payment
Statements and Reports	29
Legal Proceedings	29
Table of Contents of Statement of Additional Information	33
Appendix A: Underlying Mutual Funds	34
Appendix B: Condensed Financial Information	51
Appendix C: Contract Types and Tax Information	77

Contract Expenses

The following tables describe the fees and expenses that a contract owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a contract owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.  State premium taxes may also be deducted.

Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)									7%[1]
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	6%	5%	4%	3%	2%	1%	0%
Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information.
Maximum Loan Processing Fee									$25[2]
Maximum Premium Tax Charge (as a percentage of purchase payments)									5%[3]
Maximum Short-Term Trading Fee (as a percentage of transaction amount)									1%

The next table describes the fees and expenses that a contract owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

Recurring Contract Expenses
Annual Loan Interest Charge	2.25%[4]
Maximum Annual Contract Maintenance Charge	$30[5]
Variable Account Annual Expenses (annualized rate of total variable account charges as a percentage of the daily net assets)[6]
Mortality and Expense Risk Charge	1.25%
Administration Charge	0.05%
Total Variable Account Annual Expenses	1.30%

Underlying Mutual Fund Annual Expenses

The next table shows the minimum and maximum total operating expenses, as of December 31, 2006, charged by the underlying mutual funds periodically during the life of the contract.  The table does not reflect Short-Term Trading Fees.  More detail concerning each underlying mutual fund’s fees and expenses is contained in the prospectus for each underlying mutual fund.

Total Annual Underlying Mutual Fund Operating Expenses	Minimum	Maximum

(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.27%	2.35%

The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds.  Therefore, actual expenses could be lower.  Refer to the underlying mutual fund prospectuses for specific expense information.

1 Range of CDSC over time:
Each contract year, the contract owner may withdraw without a CDSC the greater of:
(1)  10% of each purchase payment made to an IRA issued on or after March 1, 1993; or
(2)  any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.
Starting with the second contract year after a purchase payment has been made, the contract owner may withdraw without a CDSC the greater of:
(1)  10% of each purchase payment; or
(2)  any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative.  Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.
For contracts issued prior to December 15, 1998 the CDSC is 5% (as a percentage of the lesser of purchase payments or amounts surrendered).
The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities or contracts issued to fund Qualified Plans.
2 Nationwide may assess a loan processing fee at the time each new loan is processed.  Currently, Nationwide does not assess a loan processing fee.  Loans are only available for contracts issued as Tax Sheltered Annuities or contracts issued to fund Qualified Plans.  Loans are not available in all states.  In addition, some states may not permit Nationwide to assess a loan processing fee.
3Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities.

4The loan interest rate is determined, based on market conditions, at the time of loan application or issuance.  The loan balance in the collateral fixed account is credited with interest at 2.25% less than the loan interest rate.  Thus, the net loan interest charge is 2.25%

5 The Contract Maintenance Charge is deducted annually from all contracts on each contract anniversary and upon a full surrender of the contract.

6 These charges apply only to sub-account allocations.  They do not apply to allocations made to the fixed account.  They are charged on a daily basis at the annualized rate noted above.

Example

This Example is intended to help contract owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts.  These costs include contract owner transaction expenses, contract fees, variable account annual expenses, and underlying mutual fund fees and expenses.  The Example does not reflect premium taxes or Short-Term Trading Fees which, if reflected, would result in higher expenses.

The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the CDSC schedule;
•	a $30 Contract Maintenance Charge expressed as a percentage of the average account size; and
•	the total variable account charges associated with the contract (1.30%).

	If you surrender your contract at the end of the applicable time period				If you do not surrender your contract				If you annuitize your contract at the end of the applicable time period
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (2.35%)	955	1,615	2,289	4,310	415	1,255	2,109	4,310	*	1,255	2,109	4,310
Minimum Total Underlying Mutual Fund Operating Expenses (0.27%)	736	967	1,223	2,255	196	607	1,043	2,255	*	607	1,043	2,255

*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

Synopsis of the Contracts

The contracts described in this prospectus are flexible purchase payment contracts.  The contracts may be issued as either individual or group contracts.  In those states where contracts are issued as group contracts, references throughout this prospectus to "contract owner" will also mean "participant" unless the plan otherwise permits or requires the contract owner to exercise contract rights under the terms of the plan.

The contracts can be categorized as either:

•	Individual Retirement Annuities ("IRAs") with contributions rolled over or transferred from certain tax-qualified plans;
•	Investment-only Contracts (Qualified Plans);
•	Non-Qualified Contracts;
•	Roth IRAs;
•	Simplified Employee Pension IRAs ("SEP IRAs"); and
•	Tax Sheltered Annuities with contributions rolled over or transferred from other Tax Sheltered Annuity plans.

For more detailed information with regard to the differences in contract types, please see "Types of Contracts" in Appendix C.

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment	Minimum Subsequent Payments
Individual Retirement Annuity	$0	$10
Investment-only Contract (Qualified Plan)	$0	$10
Non-Qualified Contract	$1,500	$10
Roth IRA	$0	$10
SEP IRA	$0	$10
Tax Sheltered Annuity*	$0	$10

*Only available for individual 403(b) Tax Sheltered Annuity contracts subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Purpose of the Contract

The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries.  It is not intended to be used:

•	by institutional investors;
•	in connection with other Nationwide contracts that have the same annuitant; or
•	in connection with other Nationwide contracts that have different annuitants, but the same contract owner.

By providing these annuity benefits, Nationwide assumes certain risks.  If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk, including, but not limited to, rescinding the contract and returning the contract value (less any applicable Contingent Deferred Sales Charge and/or market value adjustment).  Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete or otherwise deficient information provided by the contract owner.

Charges and Expenses

Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.25% of the daily net assets of the variable account.  Nationwide assesses these charges in return for bearing certain mortality and administrative risks.

Nationwide deducts an Administrative Charge equal to an annualized rate of 0.05% of the daily net assets of the variable account.  Nationwide assesses this charge for reimbursement of administrative expenses relating to contract issuance and maintenance.

Nationwide deducts the following Contract Maintenance Charges (see "Contract Maintenance Charge"):

Amount	Type of Contract Issued
$30.00	-IRAs -Non-Qualified Contracts -Qualified Contracts (issued pursuant to a 401 plan prior to January 14, 1991) -Roth IRAs -Tax Sheltered Annuities (issued prior to December 17, 1990).
$12.00	-Tax Sheltered Annuity Contractsissued on or after December 17,1990 and before August 1, 1994.
$0.00 to $30.00	-Qualified Contracts issued on orafter January 14, 1991 and beforeAugust 1, 1994.
$0.00 to $12.00	-Qualified Contracts (issued on or after August 1, 1994). -SEP IRAs -Tax Sheltered Annuity Contracts(issued on or after August 1, 1994).

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract.  However, Nationwide may deduct a CDSC if any amount is withdrawn from the contract.  This CDSC reimburses Nationwide for sales expenses.  The amount of the CDSC will not exceed 7% of purchase payments surrendered.

For contracts issued prior to December 15, 1988, the CDSC will not exceed the lesser of (see "Contingent Deferred Sales Charge"):

1)	5% of the amount surrendered; or

2)	5% of the total of all purchase payments made within 8 years of the surrender date.

Annuity Payments

Annuity payments begin on the annuitization date and will be based on the annuity payment option elected prior to annuitization (see "Annuity Payment Options").  Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

Taxation

How the contracts are taxed depends on the type of contract issued and the purpose for which the contract is purchased.  Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" in Appendix C and "Premium Taxes").

Ten Day Free Look

 Under state insurance laws, you have the right, during a limited period of time, to examine your contract and decide if you want to keep it or cancel it. This right is referred to as your “free look” right. The length of this time period depends on the law of your state, and may vary depending on whether your purchase is replacing another annuity contract you own. Check your contract for more details about the free look right in your state. See "right to examine and cancel” later in this Prospectus for more information.

Financial Statements

Financial statements for the variable account and consolidated financial statements for Nationwide Life Insurance Company are located in the Statement of Additional Information.  A current Statement of Additional Information may be obtained without charge by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.

Condensed Financial Information

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of variable account charges (for more information on the calculation of accumulation unit values, see "Variable Payment Annuity").  Please refer to Appendix B for information regarding accumulation units.

Nationwide Life Insurance Company

Nationwide is a stock life insurance company organized under Ohio law in March, 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215.  Nationwide is a provider of life insurance, annuities and retirement products.  It is admitted to do business in all states, the District of Columbia and Puerto Rico.

Nationwide is a member of the Nationwide group of companies.  Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies.  The Companies were organized under Ohio law in December 1925 and 1933 respectively.  The Companies engage in a general insurance and reinsurance business, except life insurance.

Nationwide Investment Services Corporation

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215.  NISC is a wholly owned subsidiary of Nationwide.

Investing in the Contract

The Variable Account and Underlying Mutual Funds

Nationwide Variable Account-II is a variable account that invests in the underlying mutual funds listed in Appendix A.  Nationwide established the variable account on October 7, 1981, pursuant to Ohio law.  Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account’s own investment experience and not the investment experience of Nationwide’s other assets.  The variable account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide.  Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund.  Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions.

Contract owners receive underlying mutual fund prospectuses when they make their initial sub-account allocations and any time they change those allocations. Contract owners can obtain prospectuses for underlying funds at any other time by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds.  They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives.  However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund.  Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account.  The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

The particular underlying mutual funds available under the contract may change from time to time.  Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment.  New underlying mutual funds or new share classes of currently available underlying mutual funds may be added.  Contract owners will receive notice of any such changes that affect their contract.  Additionally, not all of the underlying mutual funds listed above are available in every state.

In the future, additional underlying mutual funds managed by certain financial institutions or brokerage firms may be added to the variable account.  These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights.  Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions.  However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders’ vote as soon as possible before the shareholder meeting.  Notification will contain proxy materials and a form with which to give Nationwide voting instructions.  Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.  What this means to you is that when only a small number of contract owners vote, each vote has a greater impact on, and may control the outcome.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund.  Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide.  Nationwide does not anticipate any disadvantages to this.  However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies.  If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

(1) shares of a current underlying mutual fund are no longer available for investment; or
(2) further investment in an underlying mutual fund is inappropriate.

No substitution of shares may take place without the prior approval of the SEC. All affected contract owners will be notified in the event there is a substitution, elimination or combination of shares.

In February 2008, Nationwide filed an application with the SEC for an order permitting it to substitute assets allocated to certain underlying mutual funds into other underlying mutual funds available under the contract that have similar investment objectives and strategies.  If and when Nationwide receives SEC approval for these substitutions, affected contract owners will be notified in advance of the specific details relating to the substitutions and will be given an opportunity to make alternate investment allocations.

Deregistration of the Separate Account

Nationwide may deregister Nationwide Variable Account-II under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account or for any other purpose approved by the SEC.

No deregistration may take place without the prior approval of the SEC.  All contract owners will be notified in the event Nationwide deregisters Variable Account-II.

The Fixed Account

The fixed account is an investment option that is funded by assets of Nationwide’s general account.  The general account contains all of Nationwide’s assets other than those in this and other Nationwide separate accounts and is used to support Nationwide’s annuity and insurance obligations.  The general account is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account.

Purchase payments will be allocated to the fixed account by election of the contract owner.  Nationwide reserves the right to limit or refuse purchase payments allocated to the fixed account at its sole discretion.  Nationwide reserves the right to refuse transfers into the fixed account if the fixed account value is (or would be after the transfer) equal to or greater than 25% of the contract value at the time the transfer is requested.  Generally, Nationwide will invoke this right when interest rates are low by historical standards.

The investment income earned by the fixed account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of fixed account allocations:

•	New Money Rate– The rate credited on the fixed account allocation when the contract is purchased or when subsequent purchase payments are made.
Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

•
Variable Account to Fixed Rate– Allocations transferred from any of the underlying investment options in the variable account to the fixed account may receive a different rate.  The rate may be lower than the New Money Rate.  There may be limits on the amount and frequency of movements from the variable account to the fixed account.

•
Renewal Rate– The rate available for maturing fixed account allocations that are entering a new guarantee period.  The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner’s fixed account matures.  At that time, the contract owner will have an opportunity to leave the money in the fixed account and receive the Renewal Rate or the contract owner can move the money to any of the other underlying mutual fund options.

•
Dollar Cost Averaging Rate– From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the fixed account, the interest rates are guaranteed until the end of the calendar quarter during which the 12-month anniversary of the fixed account allocation occurs.

Credited interest rates are annualized rates – the effective yield of interest over a one-year period.  Interest is credited to each contract on a daily basis.  As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than twelve months.  Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law.

Any interest in excess of the minimum interest rate required by applicable state law will be credited to fixed account allocations at Nationwide’s sole discretion.  The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum interest rate required by applicable state law.

Nationwide guarantees that the fixed account contract value will not be less than the amount of the purchase payments allocated to the fixed account, plus interest credited as described above, less surrenders and any applicable charges including CDSC.

The Contract in General

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs.  There are costs and charges associated with these benefits and advantages – costs and charges that are different, or do not exist at all, within other investment products.  With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates.

Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options.  This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.  Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.

In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.

In general, deferred variable annuities are long-term investments; they are not intended as short-term investments.  Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership.  It is very important that contract owners and prospective contract owners understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract.  Contract charges may not be the same in later contract years as they are in early contract years.  The various contract charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

Distribution, Promotional and Sales Expenses

Nationwide pays commissions to the firms that sell the contracts.  The maximum gross commission that Nationwide will pay on the sale of the contracts is 5.25% of purchase payments.  Note that the individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm.  Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.

In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products.  For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.

Underlying Mutual Fund Payments

Nationwide’s Relationship with the Underlying Mutual Funds

The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares.  The variable account aggregates contract owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily.   The variable account (not the contract owners) is the underlying mutual fund shareholder.  When the variable account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public.  Nationwide incurs these expenses instead.

Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing contract owners with sub-account options that correspond to the underlying mutual funds.

An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities.  These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.

Types of Payments Nationwide Receives

In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the “payments”).  The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee.  These payments may be used by us for any corporate purpose, which include reducing the prices of the contracts, paying expenses that Nationwide or its affiliates incur in promoting, marketing, and administering the contracts and the underlying mutual funds, and achieving a profit.

Nationwide or its affiliates receive the following types of payments:

•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;

•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and

•
Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates).  Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.

Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services.  Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.

Nationwide took into consideration the anticipated payments from the underlying mutual funds when we determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds).  Without these payments, Nationwide would have imposed higher charges under the contract.

Amount of Payments Nationwide Receives

For the year ended December 31, 2006, the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.65% (as a percentage of the average daily net assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue.  Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.

Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all.  Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).

For additional information related to amount of payments Nationwide receives, go to www.nationwide.com.

Identification of Underlying Mutual Funds

Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following:  investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses.  Another factor Nationwide considers during the identification process is whether the underlying mutual fund’s adviser or subadviser is one of our affiliates or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates.

There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees.  You should consider all of the fees and charges of the contract in relation to its features and benefits when making your decision to invest.  Please note that higher contract and underlying mutual fund fees and charges have a direct effect on your investment performance.

Profitability

Nationwide does consider profitability when determining the charges in the contract.  In early contract years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher.  Nationwide does, however, anticipate earning a profit in later contract years.  In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.

Contract Modification

Nationwide may modify the annuity contracts, but no modification will affect the amount or term of any annuity contract unless a modification is required to conform the annuity contract to applicable federal or state law.  No modification will affect the method by which the Contract Values are determined.

Charges and Deductions

Contract Maintenance Charge

On each contract anniversary (and upon a full surrender of the contract), Nationwide deducts a Contract Maintenance Charge.  This charge reimburses Nationwide for administrative expenses involved in issuing and maintaining the contract.

Contract Maintenance Charges are as follows:

Maintenance Charge	Contract Type
$30.00	- IRAs - Non-Qualified Contracts - Qualified Contracts (issued pursuant to a 401 plan prior to January 14, 1991).[1] - Roth IRAs - Tax Sheltered Annuities (issued prior to December 17, 1990)
$12.00	- Tax Sheltered Annuity Contracts (issued on or after December 17, 1990 and before August 1, 1994).[2]
$0.00 to $30.00	- Qualified Contracts (issued on or after January 14, 1991 and before August 1, 1994).[3]
$0.00 to $12.00[4]	- Qualified Contracts (issued on or after August 1, 1994) - SEP IRAs - Tax Sheltered Annuity Contracts (issued on or after August 1, 1994).

The deduction of the Contract Maintenance Charge will be taken proportionately from each sub-account and the fixed account based on the value in each option at the time of withdrawal as compared to the total contract value.

Nationwide will not increase the Contract Maintenance Charge.  Nationwide will not reduce or eliminate the Contract Maintenance Charge where it would be discriminatory or unlawful.

[1] Qualified contracts issued on or after 1/14/91 pursuant to a plan funded by contracts issued prior to 1/14/91, will have a Contract Maintenance Charge of $30.00.

[2] This charge may be lowered to reflect savings in administration of the contracts.

[3] Variances based on internal underwriting guidelines can result in a reduction of charges in incremental amounts of $5.00.  Underwriting considerations include: size of the group; average participant account balance transferred to Nationwide; and administrative savings.

[4] The amount of the charge is determined based on Nationwide’s underwriting guidelines.

Mortality and Expense Risk Charge

Nationwide deducts Mortality and Expense Risk Charge from the variable account.  This amount is computed on a daily basis, and is equal to an annualized rate of 1.25% of the daily net assets of the variable account.

The Mortality Risk Charge is equal to an annual rate of 0.80% of the daily net assets of the variable account.  The Mortality Risk Charge compensates Nationwide for guaranteeing the annuity purchase rates of the contracts.  This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population.

The Expense Risk Charge is equal to an annualized rate of 0.45% of the daily net assets of the variable account.  The Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.  Nationwide may realize a profit from this charge.

Administration Charge

Nationwide deducts an Administration Charge equal to an annualized rate of 0.05% of the daily net assets of the variable account.  The Administration Charge compensates Nationwide for administrative expenses related to contract issuance and maintenance.

If this charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

Contingent Deferred Sales Charge

No sales charge deduction is made from the purchase payments when amounts are deposited into the contracts.  However, if any part of the contract is surrendered, Nationwide will deduct a CDSC.  The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth.  Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.)

The CDSC applies to contracts issued on or after December 15, 1988 as follows:

Number of Completed Years from Date of Purchase Payment	CDSC Percentage
0	7%
1	6%
2	5%
3	4%
4	3%
5	2%
6	1%
7	0%

For contracts issued prior to December 15, 1988, the CDSC will not exceed the lesser of:

1)	5% of the amount surrendered; or

2)	5% of the total of all purchase payments made within 8 years of the surrender date.

After the first year from the date of each purchase payment, the contract owner may withdraw without a CDSC up to 5% of that purchase payment for each year it has remained on deposit (less the amount of such purchase payment previously surrendered free of charge) without a CDSC.

The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses.  If expenses are greater than the CDSC, the shortfall will be made up from Nationwide’s general account, which may indirectly include portions of the Contract Maintenance Charge and other variable account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawal may be subject to federal income taxes.  Contract owners taking withdrawals before age 59½ may be subject to a 10% tax penalty.

Waiver of Contingent Deferred Sales Charge

Each contract year, the contract owner may withdraw without a CDSC the greater of:

a)	up to 10% of each purchase payment under Individual Retirement Annuities issued on or after March 1, 1993; or

b)	any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

Starting with the second contract year, the contract owner may withdraw without a CDSC the greater of:

a)	10% of each purchase payment; or

b)	any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative.  Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

In addition, no CDSC will be deducted:

1)	upon the annuitization of contracts which have been in force for at least two years;

2)	upon payment of a death benefit; or

3)	from any values which have been held under a contract for at least 7 years.

No CDSC applies to transfers among sub-accounts or between or among the fixed account or the variable account.

A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw, CDSC-free, the greater of a) or b), where:

a)	is the amount which would otherwise be available for withdrawal without a CDSC; and

b)
is the difference between the total purchase payments made to the contract as of the date of the withdrawal (reduced by previous withdrawals) and the contract value at the close of the day prior to the date of the withdrawal.

For Tax Sheltered Annuity Contracts issued on or after December 17, 1990, Qualified Contracts sold in conjunction with 401 cases sold on or after January 14, 1991, and SEP IRA Contracts sold on or after January 14, 1991, Nationwide will waive the CDSC when:

a)	the plan participant experiences a case of hardship (as provided in Internal Revenue Code Section 403(b) and as defined for purposes of Internal Revenue Code Section 401(k));

b)	the plan participant becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7));

c)	the plan participant attains age 59½ and has participated in the contract for at least 5 years, as determined from the contract anniversary date immediately preceding the distribution;

d)	the plan participant has participated in the contract for at least 15 years as determined from the contract anniversary date immediately preceding the distribution;

e)	the plan participant dies; or

f)	the contract is annuitized after 2 years from the inception of the contract.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

This contract is not designed for and does not support active trading strategies.  In order to protect investors in this contract that do not utilize such strategies, Nationwide may initiate certain exchange offers intended to provide contract owners that meet certain criteria with an alternate variable annuity designed to accommodate active trading.  If this contract is exchanged as part of an exchange offer, the exchange will be made on the basis of the relative Net asset values of the exchanged contract.  Furthermore, no CDSC will be assessed on the exchanged assets and Nationwide will "tack" the contract’s CDSC schedule onto the new contract.  This means that the CDSC schedule will not start anew on the exchanged assets in the new contract; rather, the CDSC schedule from the exchanged contract will be applied to the exchanged assets both in terms of percentages and the number of completed contract years.  This enables the contract owner to exchange into the new contract without having to start a new CDSC schedule on exchanged assets.  However, if subsequent purchase payments are made to the new contract, they will be subject to any applicable CDSC schedule that is part of the new contract.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of allocation to the sub-account.

Short-term trading fees are intended to compensate the underlying mutual fund (and contract owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies.  Short-term trading fees are not intended to affect the large majority of contract owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.  Short-term trading fees will only apply to those sub-accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus).  Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund’s assets.  Contract owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund.  Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

For a complete list of the underlying mutual funds offered under the contract that assess (or reserve the right to assess) a short-term trading fee, please see "Appendix A” later in this prospectus.

If a short-term trading fee is assessed, the underlying mutual fund will charge the variable account 1% of the amount determined to be engaged in short-term trading.  The variable account will then pass the short-term trading fee on to the specific contract owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that contract owner’s sub-account value.  All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the variable account.

When multiple purchase payments (or exchanges) are made to a sub-account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees.  In other words, units held the longest will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees.  Transactions that are not subject to short-term trading fees include:

•	scheduled and systematic transfers, such as Dollar Cost Averaging, Asset Rebalancing, and Systematic Withdrawals;

•	contract loans or surrenders, including CDSC-free withdrawals;

•	transfers made upon annuitization of the contract;

•	surrenders of annuity units to make annuity payments; or

•	surrenders of accumulation units to pay a death beneft.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts.  These new share classes may require the assessment of short-term trading or redemption fees.  When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

Premium Taxes

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity.  Premium tax rates currently range from 0% to 5.0%.  This range is subject to change.  The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:

1)	the time the contract is surrendered;

2)	annuitization; or

3)	such other date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

Contract Ownership

The contract owner has all rights under the contract, including the right to designate and change any designations of the contract owner, contingent owner, annuitant, contingent annuitant, beneficiary, contingent beneficiary, annuity payment option, and annuity commencement date.  Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date.  Any change of contract owner automatically revokes any prior contract owner designation.  Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide’s home office.  Once recorded, the change will be effective as of the date signed.  No change will be effective unless and until it is received and recorded at Nationwide’s home office.  However, the change will not affect any payments made or actions taken by Nationwide before the change was recorded.

The contract owner may also request a change in the annuitant, contingent annuitant, contingent owner, beneficiary, or contingent beneficiary before the annuitization date.  These changes must be:

•	on a Nationwide form;

•	signed by the contract owner; and

•	received at Nationwide’s home office before the annuitization date.

Nationwide must review and approve any change requests.  If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change.

On the annuitization date, the annuitant will become the contract owner.

Joint Ownership

Joint owners each own an undivided interest in the contract.  If a contract owner who is not the annuitant dies before the annuitization date, the joint owner becomes the contract owner.

Contract owners can name a joint owner at any time before annuitization subject to the following conditions:

•	joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

•	the exercise of any ownership right in the contract will require a written request signed by both joint owners;

•	an election in writing signed by both contract owners must be

•	made to authorize Nationwide to allow the exercise of ownership rights independently of either joint owner; and

•	Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

Contingent Ownership

The contingent owner is entitled to certain benefits under the contract, if a contract owner who is not the annuitant dies before the annuitization date, and there is no surviving joint owner.

The contract owner may name or change a contingent owner at any time before the annuitization date.  To change the contingent owner, a written request must be submitted to Nationwide.  Once Nationwide has recorded the change, it will be effective as of the date it was signed. The change will not affect any action taken by Nationwide before the change was recorded.

Annuitant

The annuitant is the person designated to receive annuity payments during annuitization of the contract and upon whose continuation of life any annuity payment involving life contingencies depends.  This person must be age 78 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant of greater age.  The annuitant may be changed prior to the annuitization date with the consent of Nationwide.

Beneficiary and Contingent Beneficiary

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner and/or contingent annuitant.  The contract owner can name more than one beneficiary.

The beneficiaries will share the death benefit equally, unless otherwise specified.

The contract owner may change the beneficiary or contingent beneficiary during the annuitant’s lifetime by submitting a written request to Nationwide.  Once recorded, the change will be effective as of the date it was signed, whether or not the annuitant was living at the time it was recorded.  The change will not affect any action taken by Nationwide before the change was recorded.

Operation of the Contract

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment	Minimum Subsequent Payments
IRA	$0	$10
Investment-only Contract (Qualified Plan)	$0	$10
Non-Qualified	$1,500	$10
Roth IRA	$0	$10
SEP IRA	$0	$10
Tax Sheltered Annuity*	$0	$10

*Only available for individual 403(b) Tax Sheltered Annuity contracts subject to ERISA and certain state Option Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Pricing

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete.  If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it.  If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay.  The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received. The cumulative total of all purchase payments under contracts on the life of any one annuitant cannot exceed $1,000,000 without Nationwide’s prior consent.

Except on the days listed below and on weekends, purchase payments, transfers and surrenders are priced every day.  Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

• New Year's Day	• Independence Day
• Martin Luther King, Jr. Day	• Labor Day
• Presidents’ Day	• Thanksgiving
• Good Friday	• Christmas
• Memorial Day

Nationwide also will not price purchase payments if:

1)	trading on the New York Stock Exchange is restricted;

2)	an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in 2) and 3) exist.

If Nationwide is closed on days when the New York Stock Exchange is open, Contract value may change and contract owners will not have access to their accounts.

Allocation of Purchase Payments

Nationwide allocates purchase payments to the sub-accounts and the fixed account as instructed by the contract owner.  Shares of the underlying mutual funds allocated to the sub-accounts are purchased at Net asset value, then converted into accumulation units.  Nationwide reserves the right to limit or refuse purchase payments allocated to the fixed account at its sole discretion.

Contract owners can change allocations or make exchanges among the sub-accounts or the fixed account.  However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account for any contract owner.  Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Determining the Contract Value

The contract value is:

1)	the value of amounts allocated to the sub-accounts of the variable account;

2)	and amounts allocated to the fixed account.

If part or all of the contract value is surrendered, or charges are assessed against the contract value, Nationwide will deduct a proportionate amount from each sub-account and the fixed account based on current cash values.

Determining Variable Account Value – Valuing an Accumulation Unit

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units.  Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period.  For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor for any particular sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where

a)	is the sum of:

1)	the Net asset value of the underlying mutual fund as of the end of the current valuation period; and

2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period);

b)	is the Net asset value of the underlying mutual fund determined as of the end of the preceding valuation period; and

c)	is a factor representing the daily variable account charges. The factor is equal to an annualized rate of 1.30% of the daily net assets of the variable account.

Based on the net investment factor, the value of an accumulation unit may increase or decrease.  Changes in the net investment factor may not be directly proportional to changes in the Net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining Fixed Account Value

Nationwide determines the value of the fixed account by:

1)	adding all amounts allocated to the fixed account, minus amounts previously transferred or withdrawn; and

2)	adding any interest earned on the amounts allocated.

Transfers Prior to Annuitization

Transfers from the Fixed Account to the Variable Account

Contract owners may request to have fixed account allocations transferred to the variable account only upon reaching the end of an Interest Rate Guarantee Period.  Normally, Nationwide will permit 100% of such fixed account allocations to be transferred to the variable account; however Nationwide may, under certain economic conditions and at its discretion, limit the maximum transferable amount.  Under no circumstances will the maximum transferable amount be less than 10% of the fixed account allocation reaching the end of an Interest Rate Guarantee Period.  Transfers of the fixed account allocations must be made within 45 days after reaching the end of an Interest Rate Guarantee Period.

Contract owners who use Dollar Cost Averaging may transfer from the fixed account to the variable account under the terms of that program (see "Dollar Cost Averaging").

Transfers to the Fixed Account

Contract owners may request to have variable account allocations transferred to the fixed account at any time prior to annuitization.  Normally, Nationwide will not restrict transfers from the variable account to the fixed account; however, Nationwide may establish a maximum transfer limit from the variable account to the fixed account.  Nationwide reserves the right to refuse transfers to the fixed account if the fixed account value is (or would be after the transfer) equal to or greater than 25% of the contract value at the time the transfer is requested.  Generally, Nationwide will invoke this right when interest rates are low by historical standards.

Transfers Among the Sub-Accounts

Contract owners may request to have allocations transferred among the sub-accounts once per valuation period.

Transfers After Annuitization

After annuitization, transfers may be made on the anniversary of the annuitization date.

Transfer Requests

Contract owners may submit transfer requests in writing, over the telephone, or via the internet.  Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine.  Nationwide may restrict or withdraw the telephone and/or internet transfer privilege at any time.

Generally, sub-account transfers will receive the accumulation unit value next computed after the transfer request is received.  However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next business day after the exchange request is received by Nationwide (see "Managers of Multiple Contracts").

Interest Rate Guarantee Period

The interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same.  Within 45 days of the end of an interest rate guarantee period, transfers may be made from the fixed account or to the variable account.  Nationwide will determine the amount that may be transferred and will declare this amount at the end of the guarantee period.  This amount will not be less than 10% of the amount in the fixed account that is maturing.

For new purchase payments allocated to the fixed account, or transfers to the fixed account from the variable account this period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer.  The guaranteed interest rate period may last for up to 3 months beyond the 1-year anniversary because guaranteed terms end on the last day of a calendar quarter.

During an interest rate guarantee period, transfers cannot be made from the fixed account, and amounts transferred to the fixed account must remain on deposit.

Transfer Restrictions

Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among sub-accounts (sometimes referred to as "market-timing" or "short-term trading").  A contract owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer underlying mutual funds that are designed specifically to support active trading strategies.

Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among sub-accounts may negatively impact other investors in the contract.  Short-term trading can result in:

•	the dilution of the value of the investors’ interests in the underlying mutual fund;

•
underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.

To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies.

Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.

Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful.  If we are unable to deter active trading strategies, the performance of the sub-accounts that are actively traded may be adversely impacted.

Redemption Fees

Some underlying mutual funds assess a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of the allocation to the sub-account.  The fee is assessed against the amount transferred and is paid to the underlying mutual fund.  Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.  For more information on short-term trading fees, please see the "Short-Term Trading Fees" provision.

U.S. Mail Restrictions

Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices.  Transaction reports are produced and examined.  Generally, a contract may appear on these reports if the contract owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period.  A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (valuation period).  For example, if a contract owner executes multiple transfers involving 10 underlying mutual funds in one day, this counts as one transfer event.  A single transfer occurring on a given trading day and involving only 2 underlying mutual funds (or one underlying mutual fund if the transfer is made to or from the fixed account or a Guaranteed Term Option) will also count as one transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted.  In general, Nationwide will adhere to the following guidelines:

Trading Behavior		Nationwide's Response
6 or more transfer events in one calendar quarter		Nationwide will mail a letter to the contract owner notifying them that:

	(1)	they have been identified as engaging in harmful trading practices; and
if their transfer events exceed 11 in 2 consecutive calendar quarters or 20 in one calendar year, the
	(2)	contract owner will be limited to submitting transfer requests via U.S. mail.
More than 11 transfer events in 2 consecutive calendar quarters OR More than 20 transfer events in one calendar year		Nationwide will automatically limit the contract owner to submitting transfer requests via U.S. mail.

Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1.  See, however, the "Other Restrictions" provision below.

Managers of Multiple Contracts

Some investment advisers/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple contract owners.  These multi-contract advisers will generally be required by Nationwide to submit all transfer requests via U.S. mail.

Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisers, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail.  The one-day delay option permits multi-contract advisers to continue to submit transfer requests via the internet or telephone.  However, transfer requests submitted by multi-contract advisers via the internet or telephone will not receive the next available accumulation unit value.  Rather, they will receive the accumulation unit value that is calculated on the following business day.  Transfer requests submitted under the one-day delay program are irrevocable.  Multi-contract advisers will receive advance notice of being subject to the one-day delay program.

Other Restrictions

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect contract owners, annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some contract owners (or third parties acting on their behalf).  In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.

Any restrictions that Nationwide implements will be applied consistently and uniformly.

Underlying Mutual Fund Restrictions and Prohibitions

Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:

(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Nationwide contract owner;

(2)	request the amounts and dates of any purchase, redemption, transfer or exchange request (“transaction information”); and

(3)
instruct Nationwide to restrict or prohibit further purchases or exchanges by contract owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide’s policies).

Nationwide is required to provide such transaction information to the underlying mutual funds upon their request.  In addition, Nationwide is required to restrict or prohibit further purchases or exchange requests upon instruction from the underlying mutual fund.  Nationwide and any affected contract owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or exchange requests.  If an underlying mutual fund refuses to accept a purchase or exchange request submitted by Nationwide, Nationwide will keep any affected contract owner in their current underlying mutual fund allocation.

Right to Examine and Cancel

If the contract owner elects to cancel the contract, he/she may return it to Nationwide’s home office within a certain period of time known as the “free look” period.  Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer.  For ease of administration, Nationwide will honor any free look cancellation that is received at Nationwide’s home office or postmarked within 30 days after the contract issue date.  The contract issue date is the next business day after the initial purchase payment is applied to the contract.

If the contract owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the contract value or the amount of purchase payment(s) applied during the free look period, less any applicable federal and state income tax withholding.  Otherwise, Nationwide will return the contract value, less any applicable federal and state income tax withholding.

In some states, Nationwide will allocate initial purchase payments to the money market sub-account during the free look period.  After the free look period, Nationwide will reallocate the contract value among the sub-accounts based on the instructions contained on the application.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation.  Any additional amounts refunded to the contract owner will be paid by Nationwide.

Surrender (Redemption) Prior to Annuitization

Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant’s death.  Surrender requests must be in writing and Nationwide may require additional information.  When taking a full surrender, the contract must accompany the written request.  Nationwide may require a signature guarantee.

Nationwide will pay any amount surrendered from the sub-accounts within 7 days.  However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer (see "Pricing").

Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

Surrenders from the contract may be subject to federal income tax and/or a penalty tax.  See "Federal Income Taxes" in Appendix C.

Partial Surrenders (Partial Redemptions)

Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account.  The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

A CDSC may apply.  The contract owner may direct Nationwide to deduct the CDSC either from:

a)	the amount requested; or

b)	the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the remaining contract value remaining after the contract owner has received the amount requested.

Partial Surrenders to Pay Investment Advisory Fees

Some contract owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee.  Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications.  The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus.  Some contract owners authorize their investment advisor to take a partial surrender(s) from the contract in order to collect investment advisory fees.  Surrenders taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.

Full Surrenders (Full Redemptions)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract.  The contract value will reflect:

•	variable account charges;

•	a $30 Contract Maintenance Charge;

•	underlying mutual fund charges;

•	Any outstanding loan balance plus accrued interest;

•	the investment performance of the underlying mutual funds; and

•	amounts allocated to the fixed account and any interest credited.

A CDSC may apply.

Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

•	the participant dies;

•	the participant retires;

•	the participant terminates employment due to total disability; or

•	the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment.  All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met.  However, contract value may be transferred to other carriers, subject to any CDSC.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940.  Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

Surrenders Under a Qualified Contract or Tax Sheltered Annuity

Contract owners of a Qualified Contract or Tax Sheltered Annuity may surrender part or all of their contract value before the earlier of the annuitization date or the annuitant’s death, except as provided below:

a)
Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

1)	when the contract owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or

2)
in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.

b)	The surrender limitations described in Section A also apply to:

1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

3)	all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

c)
Any distribution other than the above, including a ten-day free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Qualified Contract or Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

Surrender provisions may be modified pursuant to the plan terms and tax provisions of the Internal Revenue Code when a contract is issued to fund a Qualified Plan.

These provisions explain Nationwide's understanding of current withdrawal restrictions.  These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

Contract provisions may be modified pursuant to plan terms when the contract is issued to fund a Qualified Plan.

Loan Privilege

The loan privilege is only available to owners of Qualified Contracts and Tax Sheltered Annuities.  These contract owners can take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date.

Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code.  Nationwide may modify the terms of a loan to comply with changes in applicable law.

Minimum and Maximum Loan Amounts

Contract owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount.  Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer.  Loans may be taxable if a participant has additional loans from other plans.  The total of all outstanding loans must not exceed the following limits:

	Contract Values	Maximum Outstanding Loan Balance Allowed
Non-ERISA Plans	up to $20,000	up to 80% of contract value (not more than $10,000)
	$20,000 and over	up to 50% of contract value (not more than $50,000*)

ERISA Plans	All	up to 50% of contract value (not more than $50,000*)

*The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.

Maximum Loan Processing Fee

Nationwide may charge a loan processing fee at the time each new loan is processed.  The loan processing fee, if assessed, will not exceed $25 per loan processed.  This fee compensates Nationwide for expenses related to administering and processing loans.  Loans are not available in all states.  In addition, some states may not permit Nationwide to assess a loan processing fee.

How Loan Requests are Processed

All loans are made from the collateral fixed account.  Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached.  If there are not enough accumulation units available in the contract to reach the requested loan amount, Nationwide next transfers contract value from the fixed account.  No CDSC will be deducted on transfers related to loan processing.

Loan Interest

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full.  The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide.  The credited interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.

Specific loan terms are disclosed at the time of loan application or issuance.

Loan Repayment

Loans must be repaid in five years.  However, if the loan is used to purchase the contract owner’s principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan.  Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement.  Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

Distributions and Annuity Payments

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

•	the contract is surrendered;

•	the contract owner/annuitant dies;

•	the contract owner who is not the annuitant dies prior to annuitization; or

•	annuity payments begin.

Transferring the Contract

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

Grace Period and Loan Default

If a loan payment is not made when due, interest will continue to accrue.  A grace period may be available (please refer to the terms of the loan agreement).  If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower.  This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan.  Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount.  Additional loans are not available while a previous loan is in default.

Assignment

Contract rights are personal to the contract owner and may not be assigned without Nationwide’s written consent.  IRAs, Roth IRAs, SEP IRAs, Qualified Contracts and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

A Non-Qualified Contract owner may assign some or all rights under the contract.  An assignment must occur before annuitization while the annuitant is alive.  Once proper notice of assignment is recorded by Nationwide’s home office, the assignment will become effective as of the date the written request was signed.

Nationwide is not responsible for the validity or tax consequences of any assignment.  Nationwide is not liable for any payment or settlement made before the assignment is recorded.  Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.  Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Contract Owner Services

Asset Rebalancing

Asset Rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis.  Asset Rebalancing is not available for assets held in the fixed account.  Requests for Asset Rebalancing must be on a Nationwide form.  Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the contract owner; manual transfers will not automatically terminate the program.

Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide.  If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day.

Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Qualified Plan or Tax Sheltered Annuity. Contract owners should consult a financial adviser to discuss the use of Asset Rebalancing.

Nationwide reserves the right to stop establishing new Asset Rebalancing programs.  Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging

Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time.  It involves the automatic transfer of a specified amount from certain sub-accounts and the fixed account into other sub-accounts.  Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.

Contract owners direct Nationwide to automatically transfer specified amounts from the fixed account, and the

•	Lehman Brothers Advisers Management Trust – AMT Short Duration Bond Portfolio: I Class

•	NVIT Government Bond Fund: Class I

•	NVIT Money Market Fund: Class I

to any other underlying mutual fund.  Dollar Cost Averaging transfers may not be directed to the fixed account.

Transfers occur monthly or on another frequency if permitted by Nationwide.  Dollar Cost Averaging transfers are not considered transfer events.  Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.  Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging from the Fixed Account

Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested.  A Dollar Cost Averaging program that transfers amounts from the fixed account to the variable account is not the same as an Enhanced Rate Dollar Cost Averaging program.  Contract owners that wish to utilize Dollar Cost Averaging from the fixed account should first inquire as to whether any Enhanced Rate Dollar Cost Averaging programs are available. Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

Enhanced Rate Dollar Cost Averaging Program

Nationwide may, from time to time, offer Enhanced Rate Dollar Cost Averaging programs.  Only new purchase payments to the contract are eligible to participate in this program.  Nationwide reserves the right to require a minimum balance to establish the Enhanced Rate Dollar Cost Averaging Program.  Dollar Cost Averaging transfers for this program may only be made from the fixed account.  Such Enhanced Rate Dollar Cost Averaging programs allow the contract owner to earn a higher rate of interest on assets in the fixed account than would normally be credited when not participating in the program.  Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect.  Nationwide will process transfers until either amounts in the enhanced rate fixed account are exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.  For this program only, when a written request to discontinue transfers is received, Nationwide will automatically transfer the remaining amount in the enhanced rate fixed account to the money market sub-account.  Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

Systematic Withdrawals

Systematic Withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis.  Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts and the fixed account proportionately unless Nationwide is instructed otherwise.

Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the contract owner.  The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59½ unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

A CDSC may apply to amounts taken through systematic withdrawals.

If a CDSC applies, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

1)	10% of all purchase payments made to the contract as of the withdrawal date; or

2)	any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative.  Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

Nationwide reserves the right to stop establishing new Systematic Withdrawal programs.  Nationwide also reserves the right to assess a processing fee for this service.  Systematic withdrawals are not available before the end of the ten-day free look period (see "Right to Revoke").

Nationwide Allocation Architect

NAA is not available for contracts issued on or after May 1, 2008, or to contract owners that did not elect NAA prior to May 1, 2008.

NAA will continue to be available to contract owners that elected NAA prior to May 1, 2008.  While these contract owners can continue to invest in NAA and transfer between NAA models, if the contract owner terminates participation in NAA the contract owner will not be able to re-elect NAA in the future.

Prior to annuitization Nationwide may make available for use by contract owners the Nationwide Allocation Architect, an asset allocation service that enables contract owners to have their variable account allocations invested according to an investment model.  The models diversify among asset classes to achieve specific investment goals and are based on different profiles of an investor's willingness to accept investment risk.  Participants in the program may elect one of these available models:

•	Conservative;

•	Moderately Conservative;

•	Balanced;

•	Moderate;

•	Capital Appreciation;

•	Moderately Aggressive; and

•	Aggressive.

Each model is comprised of sub-accounts of underlying funds that are currently available as investment options in this contract.  The sub-accounts within each model and their weightings are selected according to each model's risk tolerance and investment goal.  More information about the program and the models is available in the brochure for the program.

Nationwide Investment Advisors, LLC as Investment Adviser

For those contracts that elect to use the Nationwide Allocation Architect, Nationwide Investment Advisors, LLC ("NIA") will serve as investment adviser to each participating contract owner for the sole purposes of developing and maintaining the models.  In this capacity, NIA will act as a fiduciary.  Contract owners will receive a copy of NIA's Form ADV at the time of application, which contains more information about NIA's role as investment adviser.

Evaluating and Updating the Models

At least twice each calendar year, NIA will evaluate the models to assess whether the combination and allocation percentages of the sub-accounts within each model optimizes the return potential for that model.  If deemed necessary by NIA, NIA will update the models, with such updates taking effect on or about January 1 and July 1 of each year.  NIA may evaluate and update the models more frequently at its sole discretion.

Updating the models could entail adding or removing one or more sub-accounts from a model, or changing the allocation percentages among existing sub-accounts.  Currently, NIA updates the models based on information received from an independent third-party firm.  NIA reserves the right to change the third-party firm (where permitted by law) upon 30 days' written notice to contract owners.  NIA takes sole responsibility for monitoring and updating the models.

Nationwide will send contract owners written notice of model updates approximately 30 days before the model changes are to be implemented.  Contract owners should review these notices carefully.  If the contract owner is comfortable with the model changes, the contract owner need not take any action.  If the contract owner is not comfortable with the model changes, the contract owner may switch to a different model or terminate their participation in the service.

On or about each January 1 and July 1 (or any other day that NIA updates the models), Nationwide will reallocate the variable account contract value of contracts participating in the service pursuant to the discretionary authority granted to Nationwide as a requirement to participate in the service.  The reallocation will rebalance the variable account contract allocations to the updated  model allocations.  If the scheduled date for the reallocation is a Saturday, Sunday, recognized holiday, or any other day that the New York Stock Exchange is closed, the reallocation will occur on the next business day.  Each reallocation is considered a transfer event.  However, the automatic reallocation transfers within the Nationwide Allocation Architect are not subject to Short-Term Trading Fees.

Quarterly Rebalancing

In addition to reallocating the variable account contract value when the models change, Nationwide will also reallocate the variable account contract value at the end of each calendar quarter, referred to as quarterly rebalancing.  If the end of a calendar quarter is a Saturday, Sunday, recognized holiday, or any other day that the New York Stock Exchange is closed, the quarterly rebalancing will occur on the next business day.  Each quarterly rebalancing is considered a transfer event.  However, quarterly rebalancing transfers within the Nationwide Allocation Architect are not subject to Short-Term Trading Fees.

Election of the Nationwide Allocation Architect

There is no additional charge for participating in the Nationwide Allocation Architect.  If the service is available, a contract owner may elect to begin participating at any time by communicating the election to Nationwide in writing to Nationwide's service center.  Once the election is received and processed, Nationwide will allocate the entire contract value that is allocated to the variable account in accordance with the elected model.  Allocations to the fixed account or the GTO will remain so invested.  Only one model may be elected at any given time.

While the Nationwide Allocation Architect is in effect, the contract owner will not be permitted to transfer contract value among the sub-accounts or out of the sub-accounts (to the fixed account or a GTO) without first terminating their participation in the service.  Contract owners may transfer maturing fixed account contract value into the variable account (and thus, the elected model) only at the end of the guarantee term.   Any subsequent payments submitted that are to be allocated to the sub-accounts will also be allocated according to the currently elected model.  Any surrenders taken from the contract while the Nationwide Allocation Architect is in effect will be taken proportionally from all investments in the contract.  Any charges assessed to the contract will be taken proportionally from all investments in the contract.  A contract owner participating in the Nationwide Allocation Architect may not participate in Asset Rebalancing or Dollar Cost Averaging.

When electing a model, please consult a qualified financial adviser to determine the most appropriate model based on the contract owner's particular financial needs, time horizon, and willingness to accept investment risk.  The investment adviser may use tools to make this determination that are either independently acquired or provided by Nationwide.  However, Nationwide bears no responsibility for the investment decision.

Changing Models

Contract owners participating in the Nationwide Allocation Architect may elect to change models at any time.  An election to change models must be communicated to Nationwide in writing or over the telephone to Nationwide's service center.  An election to change models will be immediate and will not be subject to Short-Term Trading Fees.

Nationwide reserves the right to limit the number of times a contract owner can change models each year.

Terminating Participation in the Nationwide Allocation Architect

Once participation in the service has begun, it may only be terminated upon the specific written request of the contract owner.  Once a contract owner's participation in the service is terminated, the contract value will remain invested as it was on the last day of participation in the program unless and until Nationwide is instructed otherwise.  Additionally, please be aware that the terms of the "Transfer Restrictions" provision apply.

Nationwide reserves the right to terminate the availability of this service at any time.

Risks Associated with the Nationwide Allocation Architect

The models are designed to optimize returns based on different risk tolerances.  However, neither Nationwide nor NIA guarantees that participation in the Nationwide Allocation Architect will result in a profit or protect against a loss.

NIA may be subject to competing interests that may affect its decisions as to the sub-accounts offered in the models.  Specifically, some of the sub-accounts correspond to underlying mutual funds owned by a NIA affiliate, some underlying mutual funds may pay more revenue to NISC (NIA's affiliate) than others, and some underlying mutual funds may pay more revenue to Nationwide (NIA's parent company) than others.  However, NIA believes that its fiduciary responsibilities to the contract owners that elect a model outweigh any conflict that may exist relating to the underlying mutual funds, enabling it to make substantially unbiased choices as to the sub-accounts within the models.

Annuity Commencement Date

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization.  This change must be in writing and approved by Nationwide.

Annuitizing the Contract

Annuitization Date

The annuitization date is the date that annuity payments begin.  The annuitization date will be the first day of a calendar month unless otherwise agreed.  The annuitization date must be at least 2 years after the contract is issued, but may not be later than either:

•	the age (or date) specified in your contract; or

•	the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide’s approval.

The Internal Revenue Code may require that distributions be made prior to the annuitization dates specified above (see "Required Distributions").

Annuitization

Annuitization is the period during which annuity payments are received.  It is irrevocable once payments have begun.  Upon arrival of the annuitization date, the annuitant must choose:

1)	an annuity payment option; and

2)	either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization.  Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

Nationwide Allocation Architect program models are not available investment options during annuitization.

Nationwide may modify the annuity contracts, but no modification will affect the amount or term of any annuity contract unless a modification is required to conform the annuity contract to applicable federal or state law. No modification will affect the method by which the Contract Values are determined.

Fixed Payment Annuity

A fixed payment annuity is an annuity where the amount of the annuity payment remains level.

The first payment under a fixed payment annuity is determined on the annuitization date based on the annuitant’s age (in accordance with the contract) by:

1)	deducting applicable premium taxes from the total contract value; then

2)	applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise.  Nationwide does not credit discretionary interest during annuitization.

Variable Payment Annuity

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.

The first payment under a variable payment annuity is determined on the annuitization date based on the annuitant’s age (in accordance with the contract) by:

1)	deducting applicable premium taxes from the total contract value; then

2)	applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment.  This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date.  This number of annuity units remains fixed during annuitization.  After annuitization, transfers among sub-accounts may only be made on the anniversary of the annuitization date.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due.  The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds.  Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by:

1)	multiplying the annuity unit value for the immediately preceding valuation period by the net investment factor for the subsequent valuation period (see "Determining the Contract Value"); and then

2)	multiplying the result from (1) by an interest factor to neutralize the assumed investment rate of 3.5% per year built into the purchase rate basis for variable payment annuities.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity.  Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity.  An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments.  Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Exchanges Among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be requested in writing.  Exchanges may only be made on each anniversary of the annuitization date.

Frequency and Amount of Annuity Payments

Payments are made based on the annuity payment option selected, unless:

•	the amount to be distributed is less than $500, in which case Nationwide may make one lump sum payment of the contract value; or

•
an annuity payment would be less than $20, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $20.  Payments will be made at least annually.

Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

Annuity Payment Options

Contract owners must elect an annuity payment option before the annuitization date.  Once elected or assumed, the annuity payment option may not be changed.  The annuity payment options are:

1)
Life Annuity.  An annuity payable periodically, but at least annually, for the lifetime of the annuitant.  Payments will end upon the annuitant’s death.  For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment.  The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

2)
Joint and Survivor Annuity.  An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual.  If one of these parties dies, payments will continue for the lifetime of the survivor.  As is the case under option 1, there is no guaranteed number of payments.  Payments end upon the death of the last surviving party, regardless of the number of payments received.  As is the case of the Life Annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. No death benefit payment will be paid.

3)
Life Annuity with 120 or 240 Monthly Payments Guaranteed.  An annuity payable monthly during the lifetime of the annuitant.  If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum.  The present value will be computed as of the date Nationwide receives the notice of the annuitant’s death.

If the annuitant does not elect an annuity payment option, a variable payment life annuity with a guarantee period of 240 months will be assumed as the automatic form of payment upon annuitization.  Once elected or assumed, the annuity payment option may not be changed.

Not all of the annuity payment options may be available in all states.  Contract owners may request other options before the annuitization date.  These options are subject to Nationwide’s approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected.   Qualified Contracts, IRAs, SEP IRAs and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

Death Benefits

Death of Contract Owner - Non-Qualified Contracts

If a contract owner (including a joint owner) who is not the annuitant dies before the annuitization date, no death benefit is payable and the surviving joint owner becomes the contract owner.

If no joint owner is named, the contingent owner becomes the contract owner.  If no contingent owner is named, the annuitant becomes the contract owner.

If the contract owner and annuitant are the same, and the contract owner/annuitant dies before the annuitization date, the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

Distributions under Non-Qualified Contracts will be made pursuant to the "Required Distributions for Non-Qualified Contracts" provision in Appendix C.

Death of Annuitant - Non-Qualified Contracts

If the annuitant who is not a contract owner dies before the annuitization date, a death benefit is payable to the beneficiary unless a contingent annuitant is named.  If a contingent annuitant is named, the contingent annuitant becomes the annuitant and no death benefit is payable.

If no beneficiary survives the annuitant, the contingent beneficiary receives the death benefit.  Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the annuitant, the contract owner or the last surviving contract owner’s estate will receive the death benefit.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death of Contract Owner/Annuitant

If a contract owner who is also the annuitant dies before the annuitization date, a death benefit is payable according to the "Death of the Annuitant - Non-Qualified Contracts" provision.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

How the Death Benefit Value is Determined

The death benefit value is determined as of the date Nationwide receives:

1)	proper proof of the annuitant’s death;

2)	an election specifying the distribution method; and

3)	any state required form(s).

The beneficiary may elect to receive the death benefit:

1)	in a lump sum;

2)	as an annuity; or

3)	in any other manner permitted by law and approved by Nationwide.

If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum.

Contract value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid. If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the contract value will continue to be allocated according to the most recent allocation instructions until the first beneficiary is paid.  After the first beneficiary is paid, remaining contract value will be allocated to the available money market sub-account until instructions are received from the remaining beneficiary(ies).

Death Benefit Payment

For contracts issued on or after May 1, 1998 (or a later date if required by state law):

•	If the annuitant dies prior to his or her 75th birthday, the dollar amount of the death benefit will be the greater of:

1)	the contract value; or

2)	the sum of all purchase payments, less an adjustment for amounts surrendered.

The adjustment for amounts surrendered will reduce item (2) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

•	If the annuitant dies on or after his or her 75th birthday and prior to annuitization, the death benefit will equal the contract value.

For contracts issued before May 1, 1998 (or before state approval of the death benefit calculation described above):

•	If the annuitant dies prior to his or her 75th birthday, the dollar amount of the death benefit will be the greater of:

1)	the contract value; or

2)	the sum of all purchase payments, less any amounts surrendered.

•	If the annuitant dies on or after his or her 75th birthday and prior to annuitization, the death benefit will equal the contract value.

Statements and Reports

Nationwide will mail contract owners statements and reports.  Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

•	statements showing the contract’s quarterly activity;

•
confirmation statements showing transactions that affect the contract's value.  Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs).  Instead, confirmation of recurring transactions will appear in the contract’s quarterly statements; and

•	semi-annual and annual reports of allocated underlying mutual funds.

Contract owners can receive information from Nationwide faster and reduce the amount of mail they receive by signing up for Nationwide’s eDelivery program.  Nationwide will notify contract owners by email when important documents (statements, prospectuses and other documents) are ready for a contract owner to view, print, or download from Nationwide’s secure server. To choose this option, go to www.nationwide.com/login.

Contract owners should review statements and confirmations carefully.  All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract.  Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple contract owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the contract owner(s).  Household delivery will continue for the life of the contracts.  Please call 1-866-223-0303 to resume regular delivery.  Please allow 30 days for regular delivery to resume.

Legal Proceedings

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business.  It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty.  Some matters, including certain of those referred to below, are in very preliminary stages, and Nationwide does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages.  In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period.  In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available.  Nationwide does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on Nationwide’s consolidated financial position.  However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on Nationwide’s consolidated financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices.  A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than Nationwide.

The financial services industry, including mutual fund, variable annuity, retirement plan, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years.  Numerous regulatory agencies, including the SEC, the Financial Industry Regulatory

Authority and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues.  Nationwide has been contacted by or received subpoenas from the SEC and the

New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by Nationwide.  Nationwide has cooperated with these investigations.  Information requests from the New York State Attorney General and the SEC with respect to investigations into late trading and market timing were last responded to by Nationwide and its affiliates in December 2003 and June 2005, respectively, and no further information requests have been received with respect to these matters.

In addition, state and federal regulators and other governmental bodies have commenced investigations, proceedings or inquiries relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer.  Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, funding agreements issued to back medium-term note (MTN) programs, recordkeeping and retention compliance by broker/dealers, and supervision of former registered representatives.  Related investigations, proceedings or inquiries may be commenced in the future.  Nationwide and/or its affiliates have been contacted by or received subpoenas from state and federal regulatory agencies and other governmental bodies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, and funding agreements backing the Nationwide MTN program.  Nationwide is cooperating with regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including mutual fund, retirement plan, life insurance and annuity companies.  These proceedings also could affect the outcome of one or more of Nationwide’s litigation matters.  There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on Nationwide in the future.

On November 20, 2007, Nationwide and Nationwide Retirement Solutions, Inc. (NRS) were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v NLIC, NRS, Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z.  The plaintiffs purport to represent a class of all participants in the Alabama State Employees Association (ASEA) plan, excluding members of the Board of Control during the Class Period and excluding ASEA’s directors, officers and board members during the class period.  The class period is the date from which Nationwide and/or NRS first made a payment to ASEA or PEBCO arising out of the funding agreement dated March 24, 2004 to the date class notice is provided.  The plaintiffs allege that the defendants breached their fiduciary duties, converted plan participants’ properties, and breached their contract when payments were made and the plan was administered under the funding agreement.  The complaint seeks a declaratory judgment, an injunction, disgorgement of amounts paid, compensatory and punitive damages, interest, attorneys’ fees and costs, and such other equitable and legal relief to which the plaintiffs and class members may be entitled.  On January 9, 2008, Nationwide and NRS filed a Notice of Removal to the United States District Court Northern District of Alabama, Southern Division.  On January 16, 2008, Nationwide and NRS filed a motion to dismiss.  On January 24, 2008, the plaintiffs filed a motion to remand.  The motions have been fully briefed.  Nationwide and NRS intend to defend this case vigorously.

On July 11, 2007, Nationwide was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et. al.  The plaintiffs seek to represent a class of all current or former National Education Association (NEA) members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries).  The plaintiffs allege that the defendants violated the Employee Retirement Income Security Act of 1974, as amended (ERISA) by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties.  The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees.  On October 12, 2007, Nationwide filed a motion to dismiss.

The motion has been fully briefed.  Nationwide intends to defend this lawsuit vigorously.

On November 15, 2006, Nationwide Financial Services, Inc. (NFS), Nationwide and NRS were named in a lawsuit filed in the United States District Court for the Southern District of Ohio entitled Kevin Beary, Sheriff of Orange County, Florida, In His Official Capacity, Individually and On Behalf of All Others Similarly Situated v. Nationwide Life Insurance Co., Nationwide Retirement Solutions, Inc. and Nationwide Financial Services, Inc.  The plaintiff seeks to represent a class of all sponsors of 457(b) deferred compensation plans in the United States that had variable annuity contracts with the defendants at any time during the class period, or in the alternative, all sponsors of 457(b) deferred compensation plans in Florida that had variable annuity contracts with the defendants during the class period.  The class period is from January 1, 1996 until the class notice is provided.  The plaintiff alleges that the defendants breached their fiduciary duties by arranging for and retaining service payments from certain mutual funds.  The complaint seeks an accounting, a declaratory judgment, a permanent injunction and disgorgement or restitution of the service fee payments allegedly received by the defendants, including interest.  On January 25, 2007, NFS, Nationwide and NRS filed a motion to dismiss.  On September 17, 2007, the Court granted the motion to dismiss.  On October 1, 2007, the plaintiff filed a motion to vacate judgment and for leave to file an amended complaint.  On October 25, 2007, NFS, Nationwide and NRS filed their opposition to the plaintiff’s motion.  NFS, Nationwide and NRS continue to defend this lawsuit vigorously.

On February 11, 2005, Nationwide was named in a class action lawsuit filed in Common Pleas Court, Franklin County, Ohio entitled Michael Carr v. Nationwide Life Insurance Company.  The plaintiff claims that the total of modal payments that policyholders paid per year exceeded the guaranteed maximum premium provided for in the policy. The complaint seeks recovery for breach of contract, fraud by omission, violation of the Ohio Deceptive Trade Practices Act and unjust enrichment.  The complaint also seeks unspecified compensatory damages, disgorgement of all amounts in excess of the guaranteed maximum premium and attorneys’ fees.  On February 2, 2006, the court granted the plaintiff’s motion for class certification on the breach of contract and unjust enrichment claims.  The court certified a class consisting of all residents of the United States and the Virgin Islands who, during the class period, paid premiums on a modal basis to Nationwide for term life insurance policies issued by Nationwide during the class period that provide for guaranteed maximum premiums, excluding certain specified products.  Excluded from the class are Nationwide; any parent, subsidiary or affiliate of Nationwide; all employees, officers and directors of Nationwide; and any justice, judge or magistrate judge of the State of Ohio who may hear the case.  The class period is from February 10, 1990 through February 2, 2006, the date the class was certified.  On January 26, 2007, the plaintiff filed a motion for summary judgment.  On April 30, 2007, Nationwide filed a motion for summary judgment.  On February 4, 2008, the Court entered its ruling on the parties’ pending motions for summary judgment.  The Court granted Nationwide’s motion for summary judgment for some of the plaintiffs’ causes of action, including breach of contract claims on all decreasing term policies, plaintiff Carr’s individual claims for fraud by omission, violation of the Ohio Deceptive Trade Practices Act and all unjust enrichment claims.  However, several claims against Nationwide remain, including plaintiff Carr’s individual claim for breach of contract and the plaintiff Class’ claims for breach of contract for the term life policies in 43 of 51 jurisdictions.  The Court has requested additional briefing on Nationwide’s affirmative defense that the doctrine of voluntary payment acts as a defense to the breach of contract claims. Nationwide continues to defend this lawsuit vigorously.

On April 13, 2004, Nationwide was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company.  Nationwide removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004.  On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding entitled In Re Mutual Funds Investment Litigation.  In response, on May 13, 2005, the plaintiff filed the first amended complaint purporting to represent, with certain exceptions, a class of all persons who held (through their ownership of an Nationwide annuity or insurance product) units of any Nationwide sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing or stale price trading activity.  The first amended complaint purports to disclaim, with respect to market timing or stale price trading in Nationwide’s annuities sub-accounts, any allegation based on Nationwide’s untrue statement, failure to disclose any material fact, or usage of any manipulative or deceptive device or contrivance in connection with any class member’s purchases or sales of Nationwide annuities or units in annuities sub-accounts.  The plaintiff claims, in the alternative, that if Nationwide is found with respect to market timing or stale price trading in its annuities sub-accounts, to have made any untrue statement, to have failed to disclose any material fact or to have used or employed any manipulative or deceptive device or contrivance, then the plaintiff purports to represent a class, with certain exceptions, of all persons who, prior to Nationwide’s untrue statement, omission of material fact, use or employment of any manipulative or deceptive device or contrivance, held (through their ownership of an Nationwide annuity or insurance product) units of any Nationwide sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing activity.  The first amended complaint alleges common law negligence and seeks to recover damages not to exceed $75,000 per plaintiff or class member, including all compensatory damages and costs.  On June 1, 2006, the District Court granted Nationwide’s motion to dismiss the plaintiff’s complaint.  The plaintiff appealed the District Court’s decision, and the issues have been fully briefed.  Nationwide continues to defend this lawsuit vigorously.

On August 15, 2001, NFS and Nationwide were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company.  Currently, the

plaintiffs’ fifth amended complaint, filed March 21, 2006, purports to represent a class of qualified retirement plans under ERISA that purchased variable annuities from Nationwide.  The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that Nationwide and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds.  The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and Nationwide, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees.  To date, the District Court has rejected the plaintiffs’ request for certification of the alleged class.  On September 25, 2007, NFS’ and Nationwide’s motion to dismiss the plaintiffs’ fifth amended complaint was denied.  On October 12, 2007, NFS and Nationwide filed their answer to the plaintiffs’ fifth amended complaint and amended counterclaims.  On November 1, 2007, the plaintiffs filed a motion to dismiss NFS’ and Nationwide’s amended counterclaims.  On November 15, 2007, the plaintiffs filed a motion for class certification.  On February 8, 2008, the Court denied the plaintiffs’ motion to dismiss the amended counterclaim, with the exception that it was tentatively granting the plaintiffs’ motion to dismiss with respect to the Companies’ claim that it could recover any “disgorgement remedy” from plan sponsors.  NFS and Nationwide continue to defend this lawsuit vigorously.

The general distributor, NISC, is not engaged in any litigation of any material nature.

To learn more about this product, you should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus.  For a free copy of the SAI and to request other information about this product please call our Service Center at 1-800-848-6331 (TDD 1-800-238-3035) or write to us at Nationwide Life Insurance Company, 5100 Rings Road, RR1-04-F4, Dublin, Ohio 43017-1522.

The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about us and the product.  Information about us and the product (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549-0102. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

Investment Company Act of 1940 Registration File No. 811-3330
Securities Act of 1933 Registration File No. 2-75059

Appendix A: Underlying Mutual Funds

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.  There is no guarantee that the investment objectives will be met.

Please refer to the prospectus for each underlying mutual fund for more detailed information

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:	Invesco Trimark Investment Management Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited; Invesco Asset Management (Japan) Limited; Invesco
Asset Management Deutschland, GmbH; and Invesco Australia Limited
Investment Objective:	Long-term growth of capital.

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:	Invesco Trimark Investment Management, Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited; Invesco Asset Management (Japan) Limited; Invesco
Asset Management Deutschland, GmbH; and Invesco Australia Limited
Investment Objective:	Growth of capital.

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:	Invesco Trimark Investment Management, Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited; Invesco Asset Management (Japan) Limited; Invesco
Asset Management Deutschland, GmbH; and Invesco Australia Limited
Investment Objective:	Long-term capital growth.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B
Investment Adviser:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S.
inflation.

American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth and income.

American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before September 27, 1999
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Capital growth.

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Adviser:	American Century Global Investment Management, Inc.
Investment Objective:	Capital growth.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	American Century Global Investment Management, Inc.
Investment Objective:	Capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2007
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.

American Funds Insurance Series - Growth Fund: Class 1
This underlying mutual fund is only available in contracts issued on or after May 1, 1987 and before September 1, 1989
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Seeks long-term growth of capital by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of

American Funds Insurance Series - High Income Bond Fund: Class 1
This underlying mutual fund is only available in contracts issued on or after May 1, 1987 and before September 1, 1989
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Seeks to provide a high level of current income with capital appreciation as a secondary goal by investing primarily in higher yielding and generally lower quality debt securities.

American Funds Insurance Series - U.S. Government/AAA-Rated Securities Fund: Class 1
This underlying mutual fund is only available in contracts issued on or after May 1, 1987 and before September 1, 1989
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Seeks to provide a high level of current income and preservation of capital by investing primarily in a combination of securities guaranteed by the U.S.
government and other debt securities rated AAA or Aaa.

Credit Suisse Trust - Global Small Cap Portfolio
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Adviser:	Credit Suisse Asset Management, LLC
Sub-adviser:	Credit Suisse Asset Management Limited
Investment Objective:	Long-term growth of capital.

Credit Suisse Trust - International Focus Portfolio
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective September 27, 1999
Investment Adviser:	Credit Suisse Asset Management, LLC
Sub-adviser:	Credit Suisse Asset Management Limited
Investment Objective:	Long-term capital appreciation.

Credit Suisse Trust - Small Cap Core I Portfolio
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	Credit Suisse Asset Management, LLC
Investment Objective:	Capital growth.

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Mellon Capital Management
Investment Objective:	To match performance of the S&P SmallCap 600 Index®.

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Boston Company Asset Management
Investment Objective:	Capital growth with current income as a secondary goal.

Dreyfus Stock Index Fund, Inc.: Initial Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Mellon Capital Management
Investment Objective:	To match performance of the S&P 500.

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Fayez Sarofim
Investment Objective:	Long-term capital growth consistent with the preservation of capital.

Dreyfus Variable Investment Fund - Growth and Income Portfolio: Initial Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Boston Company Asset Management
Investment Objective:	Long-term capital growth, current income and growth of income.

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Federated Equity Management Company of Pennsylvania
Sub-adviser:	Federated Investment Management Company
Investment Objective:	To provide moderate capital appreciation and high current income.

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Federated Investment Management Company
Investment Objective:	Current income.

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	High total return.

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Initial Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	Long-term capital appreciation.

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Capital appreciation.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	Reasonable income.

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

The assets of each VIP Freedom Fund are invested in a combination of other Fidelity VIP funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and money market/short-term funds (underlying Fidelity funds).  Each VIP Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund.  Please refer to the prospectus for the VIP Freedom Funds for more information.

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

The assets of each VIP Freedom Fund are invested in a combination of other Fidelity VIP funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and money market/short-term funds (underlying Fidelity funds).  Each VIP Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund.  Please refer to the prospectus for the VIP Freedom Funds for more information.

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

The assets of each VIP Freedom Fund are invested in a combination of other Fidelity VIP funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and money market/short-term funds (underlying Fidelity funds).  Each VIP Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund.  Please refer to the prospectus for the VIP Freedom Funds for more information.

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Initial Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2002
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	Capital growth.

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2007
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	High level of current income.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class R
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	High level of current income.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Investments Money Management, Inc.
Investment Objective:	High level of current income.

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	Long-term growth of capital.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	Long-term capital growth.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class R
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	Long-term capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	Capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2
Investment Adviser:	Franklin Advisors, Inc.
Investment Objective:	Maximum income while maintaining prospects for capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2
Investment Adviser:	Franklin Advisory Services, LLC
Investment Objective:	Long-term total return.

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2
Investment Adviser:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Templeton Asset Management, Ltd.
Investment Objective:	Long-term capital appreciation.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3
Investment Adviser:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3
Investment Adviser:	Franklin Advisors, Inc.
Investment Objective:	High current income consistent with preservation of capital, with capital appreciation as a secondary consideration.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

J.P. Morgan Series Trust II - JPMorgan Mid Cap Value Portfolio
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2006
Investment Adviser:	J.P. Morgan Investment Management Inc.
Investment Objective:	Growth from capital appreciation.

Janus Aspen Series - Forty Portfolio: Service Shares
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Janus Aspen Series - Global Technology Portfolio: Service II Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Janus Aspen Series - Global Technology Portfolio: Service Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Janus Capital Management LLC
Sub-adviser:	Enhanced Investment Technologies, LLC
Investment Objective:	Long-term growth of capital.

Janus Aspen Series - International Growth Portfolio: Service II Shares
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Janus Aspen Series - International Growth Portfolio: Service Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class
Investment Adviser:	Neuberger Berman Management Inc.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Highest available current income consistent with liquidity and low risk to principal and, secondarily, total return.

MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	Capital appreciation.

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Seeks to provide high total return (including income and capital gains)
consistent with the preservation of capital.

Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Income and more price stability than stocks, and capital preservation over the long term. Seeks to maximize an investor’s level of current income and preserve the investor’s capital
.

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Capital appreciation through stocks.

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Capital appreciation principally through investment in stocks.

Nationwide Variable Insurance Trust - American Funds NVIT Growth- Income Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Seeks returns from both capital gains as well as income generated by dividends paid by stock issuers.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Federated Investment Management Company
Investment Objective:	High current income.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Gartmore NVIT Emerging Markets Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

Nationwide Variable Insurance Trust - Gartmore NVIT Emerging Markets Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Gartmore NVIT Global Utilities Fund: Class III
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Gartmore NVIT International Equity Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Gartmore NVIT Worldwide Leaders Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - JPMorgan NVIT Balanced Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	J.P. Morgan Investment Management Inc.
Investment Objective:	High total return from a diversified portfolio of equity and fixed income securities.

Nationwide Variable Insurance Trust - Lehman Brothers NVIT Core Plus Bond Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Lehman Brothers Asset Management LLC
Investment Objective:	The Fund seeks long-term total return.

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Neuberger Berman Management Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Neuberger Berman Management Inc.
Investment Objective:	The Fund seeks long-term growth of capital.

Nationwide Variable Insurance Trust - NVIT Cardinal Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.

Nationwide Variable Insurance Trust - NVIT Cardinal Balanced Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed income securities.

Nationwide Variable Insurance Trust - NVIT Cardinal Capital Appreciation Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.

Nationwide Variable Insurance Trust - NVIT Cardinal Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.

Nationwide Variable Insurance Trust - NVIT Cardinal Moderate Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds

Nationwide Variable Insurance Trust - NVIT Cardinal Moderately Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.

Nationwide Variable Insurance Trust - NVIT Cardinal Moderately Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return consistent with a moderately conservative level of risk.

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income.

Nationwide Variable Insurance Trust - NVIT Global Financial Services Fund: Class III
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	To provide a high level of income as is consistent with the preservation of capital.

Nationwide Variable Insurance Trust - NVIT Growth Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	Long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Health Sciences Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Long-term capital appreciation.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	BlackRock Investment Management, LLC
Investment Objective:	To match the performance of the Morgan Stanley Capital International
Europe, Australasia and Far East Index ("MSCI EAFE® Index") as closely as possible before the deduction of Fund expenses.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	To maximize growth of capital consistent with a more aggressive level of risk as compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for
Nationwide NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	High level of return consistent with a conservative level of risk compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for
Nationwide NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	High level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for
Nationwide NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for
Nationwide NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	High level of total return consistent with a moderately conservative level of risk.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for
Nationwide NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - NVIT Mid Cap Growth Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	NorthPointe Capital, LLC
Investment Objective:	Long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	BlackRock Investment Management, LLC
Investment Objective:	Capital appreciation.

Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	High level of current income as is consistent with the preservation of capital and maintenance of liquidity.

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	AIM Capital Management, Inc. and American Century Global Investment
Management Inc.
Investment Objective:	The fund seeks long-term capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	AllianceBernstein Management; JP Morgan Investment Management, Inc.
Investment Objective:	Long-term capital appreciation.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Goldman Sachs Asset Management; Neuberger Berman Management Inc. and
Wells Fargo Investment Management
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Goldman Sachs Asset Management, L.P., Wellington Management
Company, LLP, and Deutsche Investment Management Americas Inc.,
doing business as Deutsche Asset Management
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Neuberger Berman Management Inc. and American Century Investment
Management Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	American Century Investment Management; RiverSource Investment
Management; Thompson, Siegel & Walmsley, Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Oberweis Asset Management, Inc.; Waddell & Reed Investment Management
Company
Investment Objective:	Capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.; Epoch Investment Partners, Inc.; J.P.
Morgan Investment Management Inc.
Investment Objective:	Capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.: American Century Investment
Management Inc.; Gartmore Global Partners; Morgan Stanley Investment
Management; Neuberger Berman Management, Inc.; Putnam Investment
Management, LLC; Waddell & Reed Investment Management Company
Investment Objective:	Long-term growth of capital.

Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Total return through a flexible combination of capital appreciation and current income.

Nationwide Variable Insurance Trust - NVIT Nationwide Leaders Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	High total return from a concentrated portfolio of U.S. securities.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	Seeks to provide a high level of current income.

Nationwide Variable Insurance Trust - NVIT Technology and Communications Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Technology and Communications Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Long-term capital appreciation.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT U.S. Growth Leaders Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Long-term growth of capital.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Van Kampen Asset Management
Investment Objective:	Seeks capital growth and income through investments in equity securities, including common stocks and securities convertibles into common stocks.

Nationwide Variable Insurance Trust - Van Kampen NVIT Multi Sector Bond Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Van Kampen Asset Management
Investment Objective:	Above average total return over a market cycle of three to five years.

Nationwide Variable Insurance Trust - Van Kampen NVIT Real Estate Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Van Kampen Asset Management
Investment Objective:	The fund seeks current income and long-term capital appreciation.

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Neuberger Berman Management Inc.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Long-term capital growth.

Neuberger Berman Advisers Management Trust - AMT Growth Portfolio: I Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	Neuberger Berman Management Inc.
Investment Objective:	Capital growth.

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Neuberger Berman Management Inc.
Investment Objective:	Long-term capital growth and, secondarily, current income.

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Neuberger Berman Management Inc.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Long-term growth of capital by investing primarily in common stocks of foreign companies.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Neuberger Berman Management Inc.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Capital growth.

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Neuberger Berman Management Inc.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Growth of capital.

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Neuberger Berman Management Inc.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Long-term capital growth by investing primarily in securities of companies that meet certain financial criteria and social policy.

Oppenheimer Variable Account Funds - Oppenheimer Balanced Fund/VA: Non-Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High total investment return which includes current income and capital appreciation in the value of its shares.

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation by investing in securities of well-known, established companies.

Oppenheimer Variable Account Funds - Oppenheimer Core Bond Fund/VA: Non-Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income and, secondarily, capital appreciation when consistent with goal of high current income.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2003
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2007
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High total return which includes growth in the value of its shares as well as current income from equity and debt securities.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation by investing in "growth type" companies.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	Long-term capital growth and, secondarily, income.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	Substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	High level of income consistent with moderate price fluctuation.

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

Van Eck Worldwide Insurance Trust - Worldwide Bond Fund: Class R
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2002
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	High total return – income plus capital appreciation – by investing globally, primarily in a variety of debt securities.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Van Eck Worldwide Insurance Trust - Worldwide Bond Fund: Initial Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	High total return – income plus capital appreciation – by investing globally, primarily in a variety of debt securities.

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2002
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2002
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Discovery Fund
This underlying mutual fund is only available in contracts for which good order applications were received before September 27, 1999
Investment Adviser:	Wells Fargo Funds Management, LLC
Sub-adviser:	Wells Capital Management Incorporated
Investment Objective:	Long-term capital appreciation.

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	Wells Fargo Funds Management, LLC
Sub-adviser:	Wells Capital Management Incorporated
Investment Objective:	Long-term capital appreciation.

Appendix B: Condensed Financial Information

The following tables list the Condensed Financial Information (the Accumulation unit value information for accumulation units outstanding) for contracts with no optional benefits (the minimum variable account charge of 1.30%) and contracts with all optional benefits available on December 31, 2007 (the maximum variable account charge of 1.30%).  The term "Period" is defined as a complete calendar year, unless otherwise noted.  Those Periods with an asterisk (*) reflect Accumulation unit information for a partial year only.  Should the Variable account charges applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contract, such information can be obtained in the Statement of Additional Information FREE OF CHARGE by:

calling:                        1-800-848-6331, TDD 1-800-238-3035
writing:                        Nationwide Life Insurance Company
5100 Rings Road, RR1-04-F4
Dublin, Ohio 43017-1522
checking
on-line at:                     www.nationwide.com

The following funds were added to the variable account effective May 1, 2008, therefore, no Condensed Financial Information is available:

•	AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B
•	Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2
•	Nationwide Variable Insurance Trust ("NVIT") - Lehman Brothers NVIT Core Plus Bond Fund: Class II
•	Nationwide Variable Insurance Trust ("NVIT") - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I
•	Nationwide Variable Insurance Trust ("NVIT") - Neuberger Berman NVIT Socially Responsible Fund: Class I
•	Nationwide Variable Insurance Trust ("NVIT") - NVIT Cardinal Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust ("NVIT") - NVIT Cardinal Balanced Fund: Class II
•	Nationwide Variable Insurance Trust ("NVIT") - NVIT Cardinal Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust ("NVIT") - NVIT Cardinal Conservative Fund: Class II
•	Nationwide Variable Insurance Trust ("NVIT") - NVIT Cardinal Moderate Fund: Class II
•	Nationwide Variable Insurance Trust ("NVIT") - NVIT Cardinal Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust ("NVIT") - NVIT Cardinal Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust ("NVIT") - NVIT Core Bond Fund: Class I
•	Nationwide Variable Insurance Trust ("NVIT") - NVIT Multi-Manager International Growth Fund: Class III
•	Nationwide Variable Insurance Trust ("NVIT") - NVIT Multi-Manager Large Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust ("NVIT") - NVIT Multi-Manager Large Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust ("NVIT") - NVIT Multi-Manager Mid Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust ("NVIT") - NVIT Multi-Manager Mid Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust ("NVIT") - NVIT Short Term Bond Fund: Class II
•	Nationwide Variable Insurance Trust ("NVIT") - Van Kampen NVIT Real Estate Fund: Class I

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	16.441425	16.447825	0.04%	16,258	2007
	14.748718	16.441425	11.48%	30,597	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	14.215689	15.676013	10.27%	30,136	2007
	13.579757	14.215689	4.68%	6,592	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	18.518460	20.204265	9.10%	56,947	2007
	16.138219	18.518460	14.75%	35,935	2006*

American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I - Q/NQ	23.719366	24.564750	3.56%	1,892,389	2007
	21.922137	23.719366	8.20%	2,251,016	2006
	21.165530	21.922137	3.57%	2,625,874	2005
	19.534173	21.165530	8.35%	3,022,069	2004
	16.567367	19.534173	17.91%	3,303,771	2003
	18.559606	16.567367	-10.73%	3,450,427	2002
	19.495665	18.559606	-4.80%	3,923,625	2001
	20.288854	19.495665	-3.91%	4,361,533	2000
	18.677491	20.288854	8.63%	5,256,044	1999
	16.345418	18.677491	14.27%	5,996,007	1998

American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I - Q/NQ	37.080970	53.359435	43.90%	2,458,825	2007
	32.049444	37.080970	15.70%	2,733,491	2006
	26.601023	32.049444	20.48%	3,212,111	2005
	25.051451	26.601023	6.19%	3,685,986	2004
	21.067698	25.051451	18.91%	4,367,280	2003
	27.088550	21.067698	-22.23%	5,016,583	2002
	38.157123	27.088550	-29.01%	6,194,078	2001
	35.454211	38.157123	7.62%	7,959,747	2000
	21.832994	35.454211	62.39%	7,862,693	1999
	22.608168	21.832994	-3.43%	8,891,042	1998

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	13.609896	13.422947	-1.37%	1,760,908	2007
	11.776350	13.609896	15.57%	2,093,233	2006
	11.402943	11.776350	3.27%	2,458,824	2005
	10.224649	11.402943	11.52%	2,806,446	2004
	8.008472	10.224649	27.67%	3,100,074	2003
	10.063450	8.008472	-20.42%	2,787,170	2002
	11.126222	10.063450	-9.55%	3,229,944	2001
	12.610627	11.126222	-11.77%	3,560,031	2000
	10.825822	12.610627	16.49%	3,486,007	1999
	10.000000	10.825822	8.26%	2,046,928	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	22.638074	26.376524	16.51%	1,346,879	2007
	18.344523	22.638074	23.41%	1,684,297	2006
	16.410352	18.344523	11.79%	2,070,979	2005
	14.467335	16.410352	13.43%	2,579,493	2004
	11.772325	14.467335	22.89%	3,215,366	2003
	14.979094	11.772325	-21.41%	4,198,062	2002
	21.429753	14.979094	-30.10%	5,318,356	2001
	26.102697	21.429753	-17.90%	8,210,709	2000
	16.121219	26.102697	61.92%	8,418,918	1999
	13.753336	16.121219	17.22%	8,709,163	1998

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	15.469391	18.024009	16.51%	1,497,409	2007
	12.535460	15.469391	23.41%	1,636,520	2006
	11.229023	12.535460	11.63%	1,719,668	2005
	9.886036	11.229023	13.58%	1,726,440	2004
	8.044442	9.886036	22.89%	1,504,916	2003
	10.000000	8.044442	-19.56%	1,037,313	2002*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	11.057147	10.661044	-3.58%	366,305	2007
	10.000000	11.057147	10.57%	191,459	2006*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	10.330481	12.338210	19.44%	270,684	2007
	10.820656	10.330481	-4.53%	306,688	2006
	10.730380	10.820656	0.84%	439,701	2005
	9.823019	10.730380	9.24%	402,043	2004
	7.968301	9.823019	23.28%	315,757	2003
	10.000000	7.968301	-20.32%	65,022	2002*

American Century Variable Portfolio, Inc. - American Century VP Value Fund: Class I - Q/NQ	24.955048	23.363336	-6.38%	3,405,576	2007
	21.308091	24.955048	17.12%	4,197,045	2006
	20.553329	21.308091	3.67%	4,685,020	2005
	18.213415	20.553329	12.85%	5,335,140	2004
	14.309305	18.213415	27.28%	5,097,800	2003
	16.591903	14.309305	-13.76%	5,569,376	2002
	14.901045	16.591903	11.35%	6,050,734	2001
	12.777944	14.901045	16.62%	2,877,118	2000
	13.057214	12.777944	-2.14%	1,991,906	1999
	12.621843	13.057214	3.45%	2,332,484	1998

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I - Q/NQ	9.543629	13.165099	37.95%	614,032	2007
	10.000000	9.543629	-4.56%	12,023	2006*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.942140	11.824411	8.06%	807,447	2007
	10.912644	10.942140	0.27%	792,556	2006
	10.885870	10.912644	0.25%	900,037	2005
	10.423563	10.885870	4.44%	767,939	2004
	10.000000	10.423563	4.24%	159,790	2003*

American Fund Insurance Series - Growth Fund: Class 1 - Q/NQ	77.341330	85.979221	11.17%	204,498	2007
	70.926055	77.341330	9.05%	243,530	2006
	61.679535	70.926055	14.99%	304,892	2005
	55.425080	61.679535	11.28%	328,215	2004
	40.944979	55.425080	35.36%	365,066	2003
	54.780019	40.944979	-25.26%	395,502	2002
	67.636095	54.780019	-19.01%	473,726	2001
	65.428997	67.636095	3.37%	553,384	2000
	42.056137	65.428997	55.58%	635,473	1999
	31.433956	42.056137	33.79%	740,145	1998

American Fund Insurance Series - High Income Bond Fund: Class 1 - Q/NQ	40.543864	40.661418	0.29%	35,585	2007
	37.043262	40.543864	9.45%	35,506	2006
	36.629220	37.043262	1.13%	51,289	2005
	33.790042	36.629220	8.40%	56,447	2004
	26.377464	33.790042	28.10%	79,838	2003
	27.135785	26.377464	-2.79%	52,094	2002
	25.454935	27.135785	6.60%	57,966	2001
	26.601827	25.454935	-4.31%	65,619	2000
	25.475118	26.601827	4.42%	78,579	1999
	25.696356	25.475118	-0.86%	100,976	1998

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Fund Insurance Series - U.S. Government/AAA-Rated Securities Fund: Class 1 - Q/NQ	27.999126	29.520523	5.43%	49,216	2007
	27.288452	27.999126	2.60%	62,697	2006
	26.919197	27.288452	1.37%	88,729	2005
	26.330057	26.919197	2.24%	91,981	2004
	26.022968	26.330057	1.18%	110,930	2003
	24.088283	26.022968	8.03%	125,824	2002
	22.759646	24.088283	5.84%	121,524	2001
	20.644287	22.759646	10.25%	130,827	2000
	21.026607	20.644287	-1.82%	169,205	1999
	19.609550	21.026607	6.78%	211,100	1998

Credit Suisse Trust - Global Small Cap Portfolio - Q/NQ	15.356287	14.555906	-5.21%	149,828	2007
	13.743269	15.356287	11.74%	187,519	2006
	11.988315	13.743269	14.64%	244,142	2005
	10.294289	11.988315	16.46%	319,361	2004
	7.063444	10.294289	45.74%	416,380	2003
	10.869241	7.063444	-35.01%	537,381	2002
	15.432781	10.869241	-29.57%	916,771	2001
	19.288213	15.432781	-19.99%	1,288,253	2000
	11.952364	19.288213	61.38%	1,376,514	1999
	11.369600	11.952364	5.13%	979,637	1998

Credit Suisse Trust - International Focus Portfolio - Q/NQ	15.747742	18.121306	15.07%	1,107,316	2007
	13.446345	15.747742	17.12%	1,341,761	2006
	11.599994	13.446345	15.92%	1,638,254	2005
	10.242722	11.599994	13.25%	2,025,971	2004
	7.797301	10.242722	31.36%	2,477,903	2003
	9.863392	7.797301	-20.95%	3,175,115	2002
	12.858441	9.863392	-23.29%	4,524,393	2001
	17.579480	12.858441	-26.86%	5,559,302	2000
	11.608185	17.579480	51.44%	7,260,250	1999
	11.164048	11.608185	3.98%	8,662,434	1998

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Credit Suisse Trust - Small Cap Core I Portfolio - Q/NQ	17.836153	17.456233	-2.13%	2,441,039	2007
	17.248132	17.836153	3.41%	2,959,071	2006
	17.955815	17.248132	-3.94%	3,592,621	2005
	16.408745	17.955815	9.43%	4,406,888	2004
	11.191377	16.408745	46.62%	5,224,251	2003
	17.100411	11.191377	-34.55%	5,748,439	2002
	20.629953	17.100411	-17.11%	7,315,425	2001
	25.523630	20.629953	-19.17%	8,717,167	2000
	15.294249	25.523630	66.88%	9,345,464	1999
	15.950665	15.294249	-4.12%	10,310,188	1998

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	14.877364	14.586751	-1.95%	871,624	2007
	13.174239	14.877364	12.93%	1,034,074	2006
	12.446927	13.174239	5.84%	1,237,599	2005
	10.346504	12.446927	20.30%	1,429,811	2004
	7.608241	10.346504	35.99%	941,514	2003
	10.000000	7.608241	-23.92%	205,455	2002*

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	23.947774	25.474866	6.38%	2,180,821	2007
	22.218113	23.947774	7.78%	2,604,285	2006
	21.724450	22.218113	2.27%	3,134,535	2005
	20.732516	21.724450	4.83%	3,717,349	2004
	16.663225	20.723516	24.37%	4,234,936	2003
	23.760745	16.663225	-29.87%	4,524,420	2002
	31.095821	23.760745	-23.59%	5,375,905	2001
	35.410022	31.095821	-12.18%	6,271,857	2000
	27.580026	35.410022	28.39%	6,009,014	1999
	21.597400	27.580026	27.70%	4,943,293	1998

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	31.558865	32.783214	3.88%	9,333,001	2007
	27.683039	31.558865	14.00%	11,074,163	2006
	26.789758	27.683039	3.33%	12,926,583	2005
	24.532188	26.789758	9.20%	15,389,969	2004
	19.362949	24.532188	26.70%	17,410,928	2003
	25.269146	19.362949	-23.37%	19,217,192	2002
	29.155455	25.269146	-13.33%	22,253,473	2001
	32.559249	29.155455	-10.45%	25,282,408	2000
	27.352140	32.559249	19.04%	29,124,459	1999
	21.614298	27.352140	26.55%	28,257,153	1998

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund: Appreciation Portfolio: Initial Shares - Q/NQ	15.270120	16.145460	5.73%	1,869,181	2007
	13.282138	15.270120	14.97%	2,196,623	2006
	12.892166	13.282138	3.02%	2,645,390	2005
	12.434504	12.892166	3.68%	3,153,268	2004
	10.397121	12.434504	19.60%	3,556,678	2003
	12.648277	10.397121	-17.80%	4,010,118	2002
	14.131419	12.648277	-10.50%	4,428,984	2001
	14.410358	14.131419	-1.94%	5,180,502	2000
	13.099410	14.410358	10.01%	6,960,886	1999
	10.192063	13.099410	28.53%	6,377,285	1998

Dreyfus Variable Investment Fund - Growth & Income Portfolio: Initial Shares - Q/NQ	14.493590	15.512251	7.03%	1,271,713	2007
	12.823007	14.493590	13.03%	1,535,551	2006
	12.570054	12.823007	2.01%	1,690,892	2005
	11.850604	12.570054	6.07%	1,954,863	2004
	9.486044	11.850604	24.93%	2,212,941	2003
	12.871217	9.486044	-26.30%	2,347,900	2002
	13.851602	12.871217	-7.08%	2,832,364	2001
	14.584456	13.851602	-5.02%	2,684,211	2000
	12.641927	14.584456	15.37%	2,438,905	1999
	11.455116	12.641927	10.36%	2,540,933	1998

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.305471	10.019742	-2.77%	30,812	2007
	10.000000	10.305471	3.05%	12,527	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	11.605622	12.070587	4.01%	943,324	2007
	11.289094	11.605622	2.80%	861,711	2006
	11.290890	11.289094	-0.02%	1,008,859	2005
	11.039973	11.290890	2.27%	1,076,015	2004
	10.688806	11.039973	3.29%	1,463,639	2003
	10.000000	10.688806	6.89%	1,198,368	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class - Q/NQ	32.286404	36.804777	13.99%	5,944,156	2007
	30.480229	32.286404	5.93%	6,992,380	2006
	29.680174	30.480229	2.70%	8,350,963	2005
	28.511740	29.680174	4.10%	9,882,767	2004
	24.485702	28.511740	16.44%	11,563,955	2003
	27.180705	24.485702	-9.92%	13,106,953	2002
	28.715312	27.180705	-5.34%	15,941,974	2001
	30.281181	28.715312	-5.17%	19,312,846	2000
	27.616728	30.281181	9.65%	24,933,937	1999
	24.319958	27.616728	13.56%	29,762,582	1998

Fidelity Variable Insurance Products Fund - VIP Contrafund Portfolio: Initial Class - Q/NQ	33.568515	38.958158	16.06%	12,427,180	2007
	30.442534	33.568515	10.27%	14,186,913	2006
	26.375050	30.442534	15.42%	15,451,964	2005
	23.140911	26.375050	13.98%	16,213,494	2004
	18.250599	23.140911	26.80%	17,322,805	2003
	20.398208	18.250599	-10.53%	18,964,703	2002
	23.552441	20.398208	-13.39%	21,789,540	2001
	25.553458	23.552441	-7.83%	25,112,647	2000
	20.836167	25.553458	22.64%	28,241,038	1999
	16.241378	20.836167	28.29%	26,949,772	1998

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	15.421426	22.166660	43.74%	948,388	2007
	13.397838	15.421426	15.10%	332,732	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class - Q/NQ	59.225477	59.345992	0.20%	9,164,994	2007
	49.922078	59.225477	18.64%	10,679,359	2006
	47.775440	49.922078	4.49%	12,351,501	2005
	43.400619	47.775440	10.08%	14,410,303	2004
	33.738720	43.400619	28.64%	16,213,235	2003
	41.158746	33.738720	-18.03%	18,244,002	2002
	43.878710	41.158746	-6.20%	21,634,292	2001
	41.001029	43.878710	7.02%	24,796,505	2000
	39.068090	41.001029	4.95%	33,300,821	1999
	35.459509	39.068090	10.18%	40,310,078	1998

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class - Q/NQ	10.512515	11.272131	7.23%	355,391	2007
	10.000000	10.512515	5.13%	75,433	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class - Q/NQ	10.532507	11.451684	8.73%	452,999	2007
	10.000000	10.532507	5.33%	113,950	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class - Q/NQ	10.552664	11.582071	9.75%	268,356	2007
	10.000000	10.552664	5.53%	59,821	2006*

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Initial Class - Q/NQ	11.197170	13.612733	21.57%	1,579,157	2007
	10.757427	11.197170	4.09%	1,695,182	2006
	10.008792	10.757427	7.48%	2,129,756	2005
	9.460290	10.008792	5.80%	2,410,097	2004
	7.380149	9.460290	28.19%	2,666,113	2003
	9.567474	7.380149	-22.86%	2,992,314	2002
	11.327928	9.567474	-15.54%	3,474,582	2001
	13.838158	11.327928	-18.14%	4,267,116	2000
	13.446025	13.838158	2.92%	5,623,044	1999
	10.932125	13.446025	23.00%	5,126,613	1998

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class - Q/NQ	63.607922	79.704418	25.31%	7,365,173	2007
	60.312101	63.607922	5.46%	8,801,763	2006
	57.755039	60.312101	4.43%	10,670,052	2005
	56.603508	57.755039	2.03%	13,037,322	2004
	43.168145	56.603508	31.12%	15,163,990	2003
	62.576549	43.168145	-31.02%	17,163,821	2002
	76.996322	62.576549	-18.73%	21,235,416	2001
	87.627336	76.996322	-12.13%	25,427,441	2000
	64.597153	87.627336	35.65%	28,552,551	1999
	46.918894	64.597153	37.68%	28,851,915	1998

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class - Q/NQ	29.584900	30.011757	1.44%	2,106,871	2007
	26.945594	29.584900	9.79%	3,058,938	2006
	26.581541	26.945594	1.37%	3,558,042	2005
	24.574178	26.581541	8.17%	4,593,841	2004
	19.563615	24.574178	25.61%	5,870,522	2003
	19.161462	19.563615	2.10%	5,931,182	2002
	21.995953	19.161462	-12.89%	6,536,524	2001
	28.744305	21.995953	-23.48%	7,250,779	2000
	26.926873	28.744305	6.75%	9,978,915	1999
	28.515871	26.926873	-5.57%	12,922,102	1998

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class R - Q/NQ	29.584900	30.011757	1.44%	2,106,871	2007*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.817475	11.125731	2.85%	1,338,620	2007
	10.507730	10.817475	2.95%	1,131,087	2006
	10.428807	10.507730	0.76%	975,391	2005
	10.128708	10.428807	2.96%	612,949	2004
	10.000000	10.128708	1.29%	211,544	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	9.856561	11.234279	13.98%	1,383,725	2007
	10.000000	9.856561	-1.43%	736,816	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class - Q/NQ	30.371719	35.164110	15.78%	3,393,775	2007
	26.059171	30.371719	16.55%	4,085,196	2006
	22.177379	26.059171	17.50%	4,869,513	2005
	19.773205	22.177379	12.16%	5,925,431	2004
	13.973298	19.773205	41.51%	7,170,288	2003
	17.759073	13.973298	-21.32%	8,912,172	2002
	22.826307	17.759073	-22.20%	11,760,930	2001
	28.588402	22.826307	-20.16%	14,637,909	2000
	20.307878	28.588402	40.77%	17,427,775	1999
	18.248482	20.307878	11.29%	20,601,480	1998

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class R - Q/NQ	16.802534	19.461121	15.82%	3,105,751	2007
	14.424128	16.802534	16.49%	3,379,301	2006
	12.268627	14.424128	17.57%	3,227,038	2005
	10.943179	12.268627	12.11%	3,104,125	2004
	7.735704	10.943179	41.46%	2,360,208	2003
	10.000000	7.735704	-22.64%	1,240,102	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	15.142626	15.781569	4.22%	657,375	2007
	13.202987	15.142626	14.69%	714,776	2006
	13.043195	13.202987	1.23%	846,953	2005
	11.593346	13.043195	12.51%	1,277,884	2004
	7.443946	11.593346	55.74%	1,244,197	2003
	10.000000	7.443946	-25.56%	107,732	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.119465	11.386418	2.40%	1,378,238	2007
	10.000000	11.119465	11.19%	575,651	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	20.324935	19.581863	-3.66%	208,482	2007
	17.602739	20.324935	15.46%	190,142	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	16.058441	20.396752	27.02%	312,774	2007
	12.693852	16.058441	26.51%	113,418	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	15.019561	17.112903	13.94%	229,769	2007
	12.528108	15.019561	19.89%	96,492	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.910552	11.955957	9.58%	567,730	2007
	9.795784	10.910552	11.38%	188,093	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

JP Morgan Series Trust II - Mid Cap Value Portfolio - Q/NQ	14.153990	14.311728	1.11%	673,997	2007
	12.273075	14.153990	15.33%	939,875	2006
	11.385394	12.273075	7.80%	1,546,662	2005
	10.000000	11.385394	13.85%	475,216	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	8.324005	11.224905	34.85%	2,401,006	2007
	7.728765	8.324005	7.70%	2,275,891	2006
	6.956739	7.728765	11.10%	2,644,314	2005
	5.974796	6.956739	16.43%	3,041,317	2004
	5.034738	5.974796	18.67%	3,395,262	2003
	6.067590	5.034738	-17.02%	3,930,076	2002
	7.864985	6.067590	-22.85%	4,919,247	2001
	10.000000	7.864985	-21.35%	4,001,655	2000*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	4.075603	4.895124	20.11%	457,688	2007
	3.829380	4.075603	6.43%	590,066	2006
	3.477962	3.829380	10.10%	823,104	2005
	3.503921	3.477962	-0.74%	1,186,545	2004
	2.423642	3.503921	44.57%	1,560,792	2003
	4.157294	2.423642	-41.70%	2,093,209	2002
	6.720273	4.157294	-38.14%	4,075,721	2001
	10.000000	6.720273	-32.80%	3,181,754	2000*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	12.001567	14.421477	20.16%	342,589	2007
	11.264791	12.001567	6.54%	359,936	2006
	10.251543	11.264791	9.88%	392,215	2005
	10.300510	10.251543	-0.48%	476,207	2004
	7.092920	10.300510	45.22%	472,230	2003
	10.000000	7.092920	-29.07%	242,020	2002*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.923216	17.726270	4.75%	1,784	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	12.798004	16.169774	26.35%	530,589	2007
	8.842730	12.798004	44.73%	640,352	2006
	6.790064	8.842730	30.23%	808,231	2005
	5.796339	6.790064	17.14%	1,061,323	2004
	4.365171	5.796339	32.79%	1,365,489	2003
	5.957202	4.365171	-26.72%	1,929,118	2002
	7.883235	5.957202	-24.43%	3,215,920	2001
	10.000000	7.883235	-21.17%	2,893,580	2000*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	22.723853	28.722913	26.40%	2,143,150	2007
	15.693805	22.723853	44.80%	1,916,580	2006
	12.043732	15.693805	30.31%	917,295	2005
	10.279042	12.043732	17.17%	649,095	2004
	7.740287	10.279042	32.80%	518,300	2003
	10.000000	7.740287	-22.60%	391,856	2002*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	22.242677	22.999418	3.40%	1,547,401	2007
	21.626126	22.242677	2.85%	1,717,612	2006
	21.598449	21.626126	0.13%	2,052,851	2005
	21.713731	21.598449	-0.53%	2,473,673	2004
	21.479034	21.713731	1.09%	2,891,609	2003
	20.658997	21.479034	3.97%	3,554,361	2002
	19.242706	20.658997	7.36%	3,205,231	2001
	18.256157	19.242706	5.40%	3,591,397	2000
	18.227259	18.256157	0.16%	4,494,538	1999
	17.690564	18.227259	3.03%	5,856,163	1998

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	17.207931	18.272661	6.19%	315,377	2007
	14.467296	17.207931	18.94%	238,170	2006*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	14.474772	14.359125	-0.80%	12,266	2007
	13.933135	14.474772	3.89%	3,314	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Growth Portfolio: I Class - Q/NQ	49.160453	59.529625	21.09%	2,021,235	2007
	43.663611	49.160453	12.59%	2,380,042	2006
	38.975781	43.663611	12.03%	2,888,343	2005
	33.866329	38.975781	15.09%	3,409,046	2004
	26.112455	33.866329	29.69%	3,951,056	2003
	38.434816	26.112455	-32.06%	4,465,786	2002
	55.924190	38.434816	-31.27%	5,720,120	2001
	64.133277	55.924190	-12.80%	7,003,828	2000
	43.203987	64.133277	48.44%	6,786,793	1999
	37.889922	43.203987	14.03%	8,274,573	1998

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class - Q/NQ	13.201529	13.991547	5.98%	757,552	2007
	11.796868	13.201529	11.91%	920,503	2006
	11.026529	11.796868	6.99%	1,079,101	2005
	9.646212	11.026529	14.31%	1,344,237	2004
	7.417309	9.646212	30.05%	1,495,894	2003
	10.217493	7.417309	-27.41%	1,653,804	2002
	10.511377	10.217493	-2.80%	2,252,525	2001
	10.529949	10.511377	-0.18%	1,808,437	2000
	9.282422	10.529949	13.44%	2,206,897	1999
	10.000000	9.282422	-7.18%	1,710,516	1998*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	14.194545	14.459164	1.86%	228,755	2007
	11.648871	14.194545	21.85%	94,573	2006*

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class - Q/NQ	35.147551	37.926559	7.91%	3,003,937	2007
	31.725691	35.147551	10.79%	3,546,378	2006
	27.228591	31.725691	16.52%	4,095,232	2005
	23.187259	27.228591	17.43%	4,052,931	2004
	17.390363	23.187259	33.33%	4,531,894	2003
	23.227490	17.390363	-25.13%	5,043,198	2002
	24.220161	23.227490	-4.10%	5,911,528	2001
	24.366392	24.220161	-0.60%	6,668,990	2000
	22.992724	24.366392	5.97%	9,255,549	1999
	22.354609	22.992724	2.85%	12,948,011	1998

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	12.659329	12.875354	1.71%	94,289	2007
	11.561364	12.659329	9.50%	44,311	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	16.235057	17.242756	6.21%	476,167	2007
	14.466052	16.235057	12.23%	311,570	2006
	13.715555	14.466052	5.47%	183,277	2005
	12.267143	13.715555	11.81%	47,628	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.465796	10.963349	4.75%	802,439	2007
	10.000000	10.465796	4.66%	364,998	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.447849	10.618787	1.64%	626,199	2007
	10.000000	10.447849	4.48%	166,921	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.748441	12.131768	12.87%	729,280	2007
	10.000000	10.748441	7.48%	306,472	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.274872	11.347156	10.44%	1,013,868	2007
	10.000000	10.274872	2.75%	504,117	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	10.000000	9.806149	-1.94%	150,641	2007*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.407487	11.615064	1.82%	153,826	2007
	10.449767	11.407487	9.16%	58,415	2006*

NVIT Gartmore NVIT Emerging Markets Fund Class I - Q/NQ	23.352634	33.552578	43.68%	25,497	2007
	17.305110	23.352634	34.95%	33,950	2006
	13.218203	17.305110	30.92%	51,064	2005
	11.091469	13.218203	19.17%	61,735	2004
	6.799600	11.091469	63.12%	89,243	2003

NVIT Gartmore NVIT Emerging Markets Fund Class III - Q/NQ	25.763929	37.009267	43.65%	2,050,405	2007
	19.102228	25.763929	34.87%	1,770,802	2006
	14.588946	19.102228	30.94%	1,723,941	2005
	12.240339	14.588946	19.19%	964,241	2004
	7.505927	12.240339	63.08%	599,666	2003
	10.000000	7.505927	-24.94%	121,621	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	19.323121	22.959507	18.82%	377,974	2007
	14.228120	19.323121	35.81%	465,319	2006
	13.537943	14.228120	5.10%	261,378	2005
	10.555176	13.537943	28.26%	298,418	2004
	8.612434	10.555176	22.56%	67,785	2003
	10.000000	8.612434	-13.88%	47,276	2002*

NVIT Gartmore NVIT International Equity Fund - Class III - Q/NQ	19.744200	24.776488	25.49%	1,082,062	2007
	15.045739	19.744200	31.23%	960,893	2006
	11.709868	15.045739	28.49%	539,626	2005
	10.374988	11.709868	12.87%	159,913	2004
	7.767159	10.374988	33.58%	106,860	2003
	10.000000	7.767159	-22.33%	20,534	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	16.936723	20.048711	18.37%	271,959	2007
	13.638759	16.936723	24.18%	231,191	2006
	11.578720	13.638759	17.79%	129,089	2005
	10.000000	11.578720	15.79%	15,918	2004*

NVIT J.P. Morgan NVIT Balanced Fund: Class I - Q/NQ	12.017767	12.409292	3.26%	212,142	2007
	10.846972	12.017767	10.79%	206,820	2006
	10.716950	10.846972	1.21%	148,807	2005
	10.000000	10.716950	7.17%	55,553	2004*

NVIT NVIT Global Financial Services Fund - Class III - Q/NQ	18.681196	18.230211	-2.41%	118,160	2007
	15.728004	18.681196	18.78%	151,823	2006
	14.333390	15.728004	9.73%	130,672	2005
	11.989151	14.333390	19.55%	221,320	2004
	8.586850	11.989151	39.62%	116,756	2003
	10.000000	8.586850	-14.13%	69,348	2002*

NVIT NVIT Government Bond Fund: Class I - Q	46.683808	49.371850	5.76%	1,472,076	2007
	45.767774	46.683808	2.00%	1,626,680	2006
	44.903489	45.767774	1.92%	1,939,291	2005
	44.057681	44.903489	1.92%	2,272,676	2004
	43.762624	44.057681	0.67%	2,859,595	2003
	39.950842	43.762624	9.54%	3,796,805	2002
	37.741768	39.950842	5.85%	3,026,477	2001
	33.975979	37.741768	11.08%	2,868,756	2000
	35.250995	33.975979	-3.62%	3,473,447	1999
	32.793820	35.250995	7.49%	4,202,514	1998

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Government Bond Fund - Class I - NQ	46.560513	49.241453	5.76%	705,391	2007
	45.646904	46.560513	2.00%	778,780	2006
	44.784890	45.646904	1.92%	967,696	2005
	43.941314	44.784890	1.92%	1,096,172	2004
	43.647039	43.941314	0.67%	1,460,897	2003
	39.845323	43.647039	9.54%	2,262,641	2002
	37.642078	39.845323	5.85%	2,026,602	2001
	33.886230	37.642078	11.08%	2,244,962	2000
	35.157882	33.886230	-3.62%	2,665,502	1999
	32.707206	35.157882	-0.26%	3,353,428	1998

NVIT NVIT Growth Fund - Class I - Q/NQ	17.565687	20.724395	17.98%	2,209,040	2007
	16.762531	17.565687	4.79%	2,536,498	2006
	15.946096	16.762531	5.12%	2,989,034	2005
	14.937671	15.946096	6.75%	3,565,042	2004
	11.401436	14.937671	31.02%	4,125,789	2003
	16.206536	11.401436	-29.65%	4,423,376	2002
	22.850565	16.206536	-29.08%	5,465,278	2001
	31.511115	22.850565	-27.48%	6,409,567	2000
	30.616503	31.511115	2.92%	9,988,756	1999
	23.867569	30.616503	28.28%	12,537,893	1998

NVIT NVIT Health Sciences Fund - Class III - Q/NQ	12.903175	14.418990	11.75%	350,889	2007
	12.728698	12.903175	1.37%	380,407	2006
	11.893956	12.728698	7.02%	458,107	2005
	11.174138	11.893956	6.44%	438,722	2004
	8.277414	11.174138	35.00%	392,268	2003
	10.000000	8.277414	-17.23%	98,982	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.868126	11.733135	7.96%	124,205	2007
	10.000000	10.868126	8.68%	34,174	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.815857	15.493447	4.57%	1,038,470	2007
	12.843911	14.815857	15.35%	959,911	2006
	12.056354	12.843911	6.53%	796,149	2005
	10.712555	12.056354	12.54%	620,612	2004
	8.230619	10.712555	30.15%	390,266	2003
	10.000000	8.230619	-17.69%	134,988	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.670602	12.137877	4.00%	557,545	2007
	11.137379	11.670602	4.79%	579,699	2006
	10.922479	11.137379	1.97%	603,318	2005
	10.574381	10.922479	3.29%	519,440	2004
	9.928642	10.574381	6.50%	442,157	2003
	10.000000	9.928642	-0.71%	379,164	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.219043	13.784623	4.28%	3,254,297	2007
	12.027221	13.219043	9.91%	3,262,797	2006
	11.567029	12.027221	3.98%	2,998,938	2005
	10.699107	11.567029	8.11%	2,586,804	2004
	9.029424	10.699107	18.49%	1,570,015	2003
	10.000000	9.029424	-9.71%	831,155	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.181041	14.856478	4.76%	2,867,124	2007
	12.543415	14.181041	13.06%	2,692,282	2006
	11.868786	12.543415	5.68%	2,103,709	2005
	10.727781	11.868786	10.64%	1,501,872	2004
	8.582311	10.727781	25.00%	867,959	2003
	10.000000	8.582311	-14.18%	390,674	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.478314	13.036813	4.48%	931,130	2007
	11.660102	12.478314	7.02%	914,122	2006
	11.306072	11.660102	3.13%	979,839	2005
	10.689699	11.306072	5.77%	858,549	2004
	9.525559	10.689699	12.22%	639,892	2003
	10.000000	9.525559	-4.74%	332,503	2002*

NVIT NVIT Mid Cap Growth Fund: Class I - Q/NQ	6.392526	6.877713	7.59%	1,513,234	2007
	5.892663	6.392526	8.48%	1,747,163	2006
	5.440079	5.892663	8.32%	1,882,337	2005
	4.778761	5.440079	13.84%	1,880,461	2004
	3.454970	4.778761	38.32%	2,178,466	2003
	5.557818	3.454970	-37.84%	1,603,281	2002
	8.080774	5.557818	-31.22%	1,570,037	2001
	10.000000	8.080774	-19.19%	2,358,498	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	15.467452	16.419290	6.15%	3,069,774	2007
	14.260369	15.467452	8.46%	3,753,304	2006
	12.888304	14.260369	10.65%	4,426,280	2005
	11.282992	12.888304	14.23%	4,467,685	2004
	8.489668	11.282992	32.90%	4,340,627	2003
	10.155801	8.489668	-16.41%	3,766,654	2002
	10.426483	10.155801	-2.60%	3,053,642	2001
	10.000000	10.426483	4.26%	1,618,150	2000*

NVIT NVIT Money Market Fund: Class I - Q/NQ	27.307869	28.242616	3.42%	7,179,023	2007
	26.467505	27.307869	3.18%	6,799,366	2006
	26.118303	26.467505	1.34%	7,118,801	2005
	26.249330	26.118303	-0.50%	7,825,138	2004
	26.429711	26.249330	-0.68%	10,328,967	2003
	26.457300	26.429711	-0.10%	15,828,632	2002
	25.875318	26.457300	2.25%	18,902,402	2001
	24.724254	25.875318	4.66%	20,018,844	2000
	23.891623	24.724254	3.49%	33,877,905	1999
	22.994005	23.891623	3.90%	23,452,710	1998

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	21.934820	22.282710	1.59%	807,788	2007
	18.104708	21.934820	21.16%	915,171	2006
	16.369372	18.104708	10.60%	848,000	2005
	13.790762	16.369372	18.70%	631,572	2004
	10.000000	13.790762	37.91%	130,951	2003*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ-	7.518897	8.144150	8.32%	1,056,205	2007
	7.380971	7.518897	1.87%	1,190,458	2006
	6.918173	7.380971	6.69%	1,401,842	2005
	6.180152	6.918173	11.94%	1,604,464	2004
	4.663483	6.180152	32.52%	1,821,108	2003
	7.082713	4.663483	-34.16%	1,391,419	2002
	8.049083	7.082713	-12.01%	1,344,987	2001
	10.000000	8.049083	-19.51%	618,926	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	22.694956	20.854080	-8.11%	2,512,937	2007
	19.602983	22.694956	15.77%	3,316,185	2006
	19.268335	19.602983	1.74%	4,115,353	2005
	16.643051	19.268335	15.77%	5,131,013	2004
	10.750042	16.643051	54.82%	5,889,864	2003
	14.953758	10.750042	-28.11%	6,048,182	2002
	11.811823	14.953758	26.60%	8,057,476	2001
	10.761293	11.811823	9.76%	4,015,701	2000
	8.528787	10.761293	26.18%	2,558,753	1999
	10.000000	8.528787	-14.71%	1,006,390	1998*

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	36.752510	37.045493	0.80%	2,851,830	2007
	33.234370	36.752510	10.59%	3,373,248	2006
	29.978304	33.234370	10.86%	3,846,631	2005
	25.518757	29.978304	17.48%	4,305,339	2004
	18.334767	25.518757	39.18%	4,776,725	2003
	22.470394	18.334767	-18.40%	5,287,669	2002
	24.404464	22.470394	-7.93%	6,151,860	2001
	22.704085	24.404464	7.49%	6,820,709	2000
	15.971964	22.704085	42.15%	6,712,735	1999
	16.020642	15.971964	-0.30%	8,113,510	1998
	10.000000	11.410135	14.10%	764,561	1995*

NVIT NVIT Nationwide Fund®: Class I - Q	109.592089	117.008696	6.77%	1,188,533	2007
	97.714959	109.592089	12.15%	1,402,651	2006
	92.141402	97.714959	6.05%	1,654,415	2005
	85.060365	92.141402	8.32%	1,922,415	2004
	67.585132	85.060365	25.86%	2,184,285	2003
	82.854525	67.585132	-18.43%	2,441,029	2002
	95.205724	82.854525	-12.97%	2,811,964	2001
	98.542231	95.205724	-3.39%	3,204,746	2000
	93.358149	98.542231	5.55%	4,059,346	1999
	80.108117	93.358149	16.54%	4,459,090	1998

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide® Fund: Class I - NQ	106.769973	113.995581	6.77%	616,595	2007
	95.198697	106.769973	12.15%	720,283	2006
	89.768666	95.198697	6.05%	839,283	2005
	82.869976	89.768666	8.32%	986,310	2004
	65.844752	82.869976	25.86%	1,167,237	2003
	80.720956	65.844752	-18.43%	1,364,707	2002
	92.754108	80.720956	-12.97%	1,664,242	2001
	96.004702	92.754108	-3.39%	2,074,432	2000
	90.954119	96.004702	5.55%	2,763,449	1999
	78.045294	90.954119	16.54%	3,296,114	1998

NVIT NVIT Nationwide Leaders® Fund: Class III - Q/NQ	15.183208	16.716683	10.10%	317,054	2007
	13.246804	15.183208	14.62%	310,100	2006
	12.167497	13.246804	8.87%	262,081	2005
	10.379344	12.167497	17.23%	80,651	2004
	8.372932	10.379344	23.96%	82,625	2003
	10.000000	8.372932	-16.27%	88,614	2002*

NVIT NVIT Technology and Communications Fund: Class I - Q/NQ	3.254592	3.857482	18.52%	78,567	2007
	2.966073	3.254592	9.73%	120,778	2006
	3.020641	2.966073	-1.81%	182,011	2005
	2.933882	3.020641	2.96%	239,474	2004
	1.914851	2.933882	53.22%	343,527	2003
	3.390760	1.914851	-43.53%	754,753	2002
	5.998573	3.390760	-43.47%	456,524	2001
	10.000000	5.998573	-40.01%	193,994	2000*

NVIT NVIT Technology and Communications Fund: Class III - Q/NQ	12.096594	14.348392	18.62%	326,986	2007
	11.032795	12.096594	9.64%	373,968	2006
	11.235308	11.032795	-1.80%	294,229	2005
	10.916237	11.235308	2.92%	397,401	2004
	7.126672	10.916237	53.17%	541,414	2003
	10.000000	7.126672	-28.73%	201,364	2002*

NVIT NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	14.849089	17.942456	20.83%	220,364	2007
	15.087548	14.849089	-1.58%	276,946	2006
	13.649128	15.087548	10.54%	375,468	2005
	12.298238	13.649128	10.98%	320,137	2004
	8.176098	12.298238	50.42%	498,208	2003
	10.000000	8.176098	-18.24%	29,905	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	18.469006	17.752445	-3.88%	424,953	2007
	16.192125	18.469006	14.06%	410,229	2006
	15.781205	16.192125	2.60%	317,681	2005
	13.655878	15.781205	15.56%	217,051	2004

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	13.744499	14.192221	3.26%	931,966	2007
	13.282416	13.744499	3.48%	1,013,215	2006
	13.169765	13.282416	0.86%	1,016,201	2005
	12.524864	13.169765	5.15%	938,993	2004
	11.318419	12.524864	10.66%	905,046	2003
	10.696539	11.318419	5.81%	781,479	2002
	10.402458	10.696539	2.83%	536,394	2001
	10.000000	10.402458	4.02%	332,659	2000*

Oppenheimer Variable Account Funds - Oppenheimer Balanced Fund/VA: Non-Service Shares - Q/NQ	34.271719	35.104696	2.43%	2,282,444	2007
	31.239921	34.271719	9.70%	2,625,734	2006
	30.465425	31.239921	2.54%	3,074,082	2005
	28.034757	30.465425	8.67%	3,406,515	2004
	22.730753	28.034757	23.33%	3,730,927	2003
	25.703909	22.730753	-11.57%	4,122,075	2002
	25.479369	25.703909	0.88%	4,952,209	2001
	24.251858	25.479369	5.06%	5,450,442	2000
	21.978211	24.251858	10.35%	6,529,656	1999
	20.878401	21.978211	5.27%	8,118,694	1998

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	16.502318	18.591090	12.66%	3,630,027	2007
	15.488047	16.502318	6.55%	4,381,736	2006
	14.930215	15.488047	3.74%	5,263,561	2005
	14.145656	14.930215	5.55%	6,488,930	2004
	10.944999	14.145656	29.24%	6,899,626	2003
	15.161642	10.944999	-27.81%	7,326,085	2002
	17.572799	15.161642	-13.72%	8,749,074	2001
	17.844166	17.572799	-1.52%	9,438,104	2000
	12.762568	17.844166	39.82%	5,777,138	1999
	10.427884	12.762568	22.39%	2,675,493	1998

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Core Bond Fund/VA: Non-Service Shares - Q/NQ	26.557531	27.361457	3.03%	2,300,674	2007
	25.557226	26.557531	3.91%	2,605,022	2006
	25.239929	25.557226	1.26%	3,062,218	2005
	24.240931	25.239929	4.12%	3,607,518	2004
	23.000893	24.240931	5.39%	4,310,038	2003
	21.364042	23.000893	7.66%	5,082,545	2002
	20.083060	21.364042	6.38%	5,634,831	2001
	19.177103	20.083060	4.72%	5,522,385	2000
	19.729274	19.177103	-2.80%	6,939,510	1999
	18.715948	19.729274	5.41%	8,020,359	1998

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	21.944788	23.030564	4.95%	3,979,980	2007
	18.891396	21.944788	16.16%	4,342,220	2006
	16.739434	18.891396	12.86%	3,985,699	2005
	14.228585	16.739434	17.65%	3,318,397	2004
	10.000000	14.228585	42.29%	1,910,657	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	42.529978	44.626508	4.93%	3,620,245	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	10.000000	9.576862	-4.23%	23,992	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.516325	10.368322	-1.41%	40,004	2007
	10.000000	10.516325	5.16%	68,744	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	10.236284	10.549412	3.06%	1,938,388	2007
	9.016057	10.236284	13.53%	2,088,509	2006
	8.619353	9.016057	4.60%	2,247,693	2005
	7.978181	8.619353	8.04%	2,445,914	2004
	6.378819	7.978181	25.07%	2,367,374	2003
	7.959019	6.378819	-19.85%	1,903,775	2002
	8.976519	7.959019	-11.34%	1,511,915	2001
	10.000000	8.976519	-10.23%	711,694	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	10.007657	9.757357	-2.50%	317,675	2007
	10.000000	10.007657	0.08%	160,024	2006*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	6.191342	6.497356	4.94%	2,126,479	2007
	6.092594	6.191342	1.62%	2,506,191	2006
	5.495196	6.092594	10.87%	3,249,363	2005
	4.648281	5.495196	18.22%	3,499,456	2004
	3.749835	4.648281	23.96%	3,256,387	2003
	5.261530	3.749835	-28.73%	3,218,915	2002
	7.756703	5.261530	-32.17%	3,948,553	2001
	10.000000	7.756703	-22.43%	5,867,987	2000*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	12.104732	13.438543	11.02%	297,436	2007
	11.217284	12.104732	7.91%	116,343	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	12.349272	12.557123	1.68%	654,449	2007
	10.545036	12.349272	17.11%	362,671	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.309047	10.706187	3.85%	155,287	2007
	10.040276	10.309047	2.68%	41,810	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	18.947356	19.921235	5.14%	251,505	2007
	17.323977	18.947356	9.37%	348,299	2006
	15.635963	17.323977	10.80%	489,530	2005
	14.393592	15.635963	8.63%	639,654	2004
	11.405076	14.393592	26.20%	1,025,269	2003
	10.579623	11.405076	7.80%	755,903	2002
	9.736352	10.579623	8.66%	461,259	2001
	8.855527	9.736352	9.95%	572,245	2000
	6.934889	8.855527	27.70%	536,279	1999
	9.810487	6.934889	-29.31%	701,335	1998

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	57.481093	47.045238	-18.16%	1,751,947	2007
	42.185723	57.481093	36.26%	2,544,469	2006
	36.513459	42.185723	15.53%	2,772,864	2005
	27.122769	36.513459	34.62%	3,022,924	2004
	19.983480	27.122769	35.73%	2,953,437	2003
	20.407346	19.983480	-2.08%	3,298,246	2002
	18.824987	20.407346	8.41%	3,021,013	2001
	18.111758	18.824987	3.94%	3,090,724	2000*

Van Eck Worldwide Insurance Trust - Worldwide Bond Fund: Initial Class - Q/NQ	21.357779	23.125621	8.28%	591,633	2007
	20.321390	21.357779	5.10%	738,299	2006
	21.232112	20.321390	-4.29%	912,317	2005
	19.708213	21.232112	7.73%	1,146,379	2004
	16.898439	19.708213	16.63%	1,679,729	2003
	14.073112	16.898439	20.08%	2,055,748	2002
	15.025051	14.073112	-6.34%	1,472,482	2001
	14.942949	15.025051	0.55%	2,025,852	2000
	16.424717	14.942949	-9.02%	2,513,259	1999
	14.758566	16.424717	11.29%	3,560,835	1998

Van Eck Worldwide Insurance Trust - Worldwide Bond Fund: Class R - Q/NQ	11.247322	12.190323	8.38%	469,192	2007
	10.710065	11.247322	5.02%	422,071	2006
	11.199350	10.710065	-4.37%	372,575	2005
	10.000000	11.199350	11.99%	233,011	2004*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	22.619525	30.710332	35.77%	885,020	2007
	16.423563	22.619525	37.73%	826,387	2006
	12.618420	16.423563	30.16%	660,450	2005
	10.000000	12.618420	26.18%	341,275	2004*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	20.426103	27.742200	35.82%	1,105,488	2007

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	22.949739	32.916636	43.43%	1,023,583	2007
	18.670053	22.949739	22.92%	1,059,167	2006
	12.475588	18.670053	49.65%	1,050,787	2005
	10.000000	12.475588	24.76%	424,083	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	38.546936	55.298423	43.46%	782,214	2007

Van Kampen-The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.409923	10.834137	4.08%	261,034	2007
	10.000000	10.409923	4.10%	92,271	2006*

Wells FargoVariable Trust - Wells Fargo Advantage VT Discovery Fund - Q/NQ	34.020876	41.071883	20.73%	1,259,453	2007
	30.065000	34.020876	13.16%	1,466,127	2006
	28.132552	30.065000	6.87%	1,664,825	2005
	24.631362	28.132552	14.21%	1,945,188	2004
	17.898399	24.631362	37.62%	2,221,074	2003
	20.610956	17.898399	-13.16%	2,636,353	2002
	20.064864	20.610956	2.72%	3,242,590	2001
	19.472227	20.064864	3.04%	3,617,986	2000
	18.773240	19.472227	3.72%	4,257,898	1999
	17.733129	18.773240	5.87%	5,892,249	1998

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class - Q/NQ	52.338607	55.080980	5.24%	4,030,713	2007
	47.252342	52.338607	10.76%	4,788,190	2006
	44.374074	47.252342	6.49%	5,777,575	2005
	38.029249	44.374074	16.68%	6,951,032	2004
	28.122463	38.029249	35.23%	8,081,897	2003
	38.935402	28.122463	-27.77%	9,660,378	2002
	40.875509	38.935402	-4.75%	11,862,049	2001
	38.936728	40.875509	4.98%	13,442,638	2000
	29.241637	38.936728	33.16%	15,301,662	1999
	26.092982	29.241637	12.07%	17,586,610	1998

Appendix C: Contract Types and Tax Information

Types of Contracts

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code.  Following is a general description of the various contract types.  Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.

Federal Tax Considerations

Investment Only (Qualified Plans)

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan.  The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

Individual Retirement Annuities (IRAs)

IRAs are contracts that satisfy the provisions of Section 408(b) of the Internal Revenue Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $5,000; if the contract owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from qualified plans, Tax Sheltered Annuities and other IRAs can be received);

•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

IRAs may receive rollover contributions from other Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).

When the owner of an IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.  Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.

Non-Qualified Contracts

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a Roth IRA, a SEP IRA, a Simple IRA, or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.

Non-Qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.  Non-Qualified contracts that are owned by nonnatural persons, such as trusts, corporations and partnerships are generally subject to current income tax on the income earned inside the contract, unless the nonnatural person owns the contract as an “agent” of a natural person.

Roth IRAs

Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Internal Revenue Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $5,000; if the contract owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA; however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from an IRA to a Roth IRA.

For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.

Simplified Employee Pension IRAs (SEP IRA)

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA.  In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.

A SEP IRA plan must satisfy:

•	minimum participation rules;

•	top-heavy contribution rules;

•	nondiscriminatory allocation rules; and

•	requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

When the owner of a SEP IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.

Tax Sheltered Annuities

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees.  These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts.  These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.

When the owner of a Tax Sheltered Annuity attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regualtions, the amount used to compute the minimum distributions may exceed the contract value.  In addition, upon the death of the owner of a Tax Sheltered

Annuity, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.

Final 403(b) Regulations were issued by the Internal Revenue Service that impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA.  Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements.  You should check with your employer to ensure that these requirements will be satisfied in a timely manner.

Federal Tax Considerations

Federal Income Taxes

The tax consequences of purchasing a contract described in this prospectus will depend on:

•	the type of contract purchased;

•	the purposes for which the contract is purchased; and

•	the personal circumstances of individual investors having interests in the contracts.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation.  Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment.  In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment.  The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment.  The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment.  Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401, and 408(a), of the Internal Revenue Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract.  Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts.  In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes.  The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus.  Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed.  Nothing in this prospectus should be considered to be tax advice.  Contract owners and prospective contract owners should consult a financial consultant, tax adviser or legal counsel to discuss the taxation and use of the contracts.

IRAs and SEP IRAs

Distributions from IRAs and SEP IRAs are generally taxed as ordinary income when received.  If any of the amount contributed to the Individual Retirement Annuity was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable.  The 10% penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	used for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions."  A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

•	it is made on or after the date on which the contract owner attains age 59½;

•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;

•	it is attributable to the contract owner’s disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five-year rule generally is satisfied if the distribution is not made within the five year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not included in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA.  Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received.  A portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Internal Revenue Code.  The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered.  Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or

•	made to the owner after separation from service with his or her employer after age 55.

A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable.  However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Annuity Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner’s investment in the contract at the time of the distribution.  In general, the investment in the contract is equal to the purchase payment made with after-tax dollars.  Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift.  For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income.  The amount excludable from each annuity payment is determined by multiplying the annuity payment by a ratio which is the contract owner’s investment in the contract, divided by the expected return on the contract.

Once the entire investment in the contract is recovered, all distributions are fully includable in income.  The maximum amount excludable from income is the investment in the contract.  If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982.  For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date.  A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½.  The amount of the penalty is 10% of the portion of any distribution that is includable in gross income.  The penalty tax does not apply if the distribution is:

•	the result of a contract owner’s death;

•	the result of a contract owner’s disability, (as defined in the Internal Revenue Code);

•
one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

•	is allocable to an investment in the contract before August 14, 1982.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals.  Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code.  Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned.  Taxation is not deferred, even if the income is not distributed out of the contract.  The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts.  For purposes of  thenon-natural persons rule , a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual.  This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral.  However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

•	acquired by the estate of a decedent by reason of the death of the decedent;

•	issued in connection with certain qualified retirement plans and individual retirement plans;

•	purchased by an employer upon the termination of certain qualified retirement plans; or

•	immediate annuities within the meaning of Section 72(u) of the Internal Revenue Code.

If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.

Withholding

Pre-death distributions from the contracts are subject to federal income tax.  Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise.  If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

•
the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in section 401(a), an eligible deferred compensation plan described in section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or IRA; or

•	the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding.  Such circumstances include:

•	if the payee does not provide Nationwide with a taxpayer identification number; or

•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding.  The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

Non-Resident Aliens

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.  Nationwide is required to withhold this amount and send it to the Internal Revenue Service.  Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies.  In order to obtain the benefits of such a treaty, the non-resident alien must:

(1)	Provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and

(2)	provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another exemption from the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;

2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and

3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.

Note that for the preceeding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons, including back-up withholding, which is currently at a rate of 28%, if a correct taxpayer identification number is not provided.

Federal Estate, Gift and Generation Skipping Transfer Taxes

The following transfers may be considered a gift for federal gift tax purposes:

•	a transfer of the contract from one contract owner to another; or

•	a distribution to someone other than a contract owner.

Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any.  A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

a)	an individual who is two or more generations younger than the contract owner; or

b)	certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:

•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

Charge for Tax

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts.  If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

Diversification

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts.  A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

•	the failure to diversify was accidental;

•	the failure is corrected; and

•	a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract.  Nationwide believes that the investments underlying this contract meet these diversification requirements.

Tax Changes

The foregoing tax information is based on Nationwide’s understanding of federal tax laws.  It is NOT intended as tax advice.  All information is subject to change without notice.  You should consult with your personal tax and/or financial adviser for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted.  EGTRRA made numerous changes to the Internal Revenue Code, including the following:

•	generally lowering federal income tax rates;

•	increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

•	increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

•	eliminating and/or reducing the highest federal estate tax rates;

•	increasing the estate tax credit; and

•	for persons dying after 2009, repealing the estate tax.

In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans. However, all of the other changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation.  If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form.

This creates uncertainty as to future tax requirements and implications.  Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.

Required Distributions

Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus.  Following is an overview of the required distribution rules applicable to each type of contract.  Please consult a qualified tax or financial adviser for more specific required distribution information.

Required Distributions – General Information

In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death.  The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the annuitant, or that are made from Non-Qualified Contracts after the death of the contract owner.  A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract.  Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner.  How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries.  For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death.  For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death.  If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period.  Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

Required Distributions for Non-Qualified Contracts

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies.  The following distributions will be made in accordance with the following requirements:

(1)
If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

(2)
If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner’s death, provided however:

(a)
any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary.  Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

(b)
if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit.  Any distributions required under these distribution rules will be made upon that spouse’s death.

In the event that the contract owner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

(a)	the death of the annuitant will be treated as the death of a contract owner;

(b)	any change of annuitant will be treated as the death of a contract owner; and

(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs and Roth IRAs

Distributions from a Tax Sheltered Annuity, IRA or SEP IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  Distributions may be paid in a lump sum or in substantially equal payments over:

(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or

(b)
a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner.  If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For IRAs and SEP IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA or SEP IRA of the contract owner.
If the contract owner’s entire interest in a Tax Sheltered Annuity, IRA or SEP IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date.  The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.

If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA or SEP IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death.  For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

(b)
if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and

(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner’s death.

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA or SEP IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death.  For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

(b)
if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy; or using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and

(c)
if there is no designated beneficiary, the applicable distribution period is the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For IRAs and SEP IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates.  The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution.  The owner of an IRA or SEP IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs or SEP IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."